UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2021
Annual Report
Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
32	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
36	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Information About Your Fund's Expenses
44	Tax Information
44	Proxy Voting
45	Advisory Agreement Board Considerations and Fee Evaluation
48	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Small Cap Index VIP

Performance Summary	December 31, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.50% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,450	$17,124	$17,379	$33,875
	Average annual total return	14.50%	19.64%	11.69%	12.98%
Russell 2000 Index	Growth of $10,000	$11,482	$17,290	$17,639	$34,652
	Average annual total return	14.82%	20.02%	12.02%	13.23%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,418	$16,980	$17,151	$32,981
	Average annual total return	14.18%	19.30%	11.39%	12.67%
Russell 2000 Index	Growth of $10,000	$11,482	$17,290	$17,639	$34,652
	Average annual total return	14.82%	20.02%	12.02%	13.23%
The growth of $10,000 is cumulative.
DWS Small Cap Index VIP	| 3

Management Summary	December 31, 2021 (Unaudited)
For the 12 months ended December 31, 2021, the Fund gained 14.50% (Class A shares, unadjusted for contract charges), compared with the 14.82% return of the Russell 2000® Index. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invests in equity index futures in order to keep the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.
Small-cap stocks were helped by the backdrop of improving economic growth and robust corporate earnings brought about by the gradual resumption of normal business conditions. Monetary policy also remained supportive for most of the period, with the U.S. Federal Reserve keeping interest rates near zero and continuing its stimulative quantitative easing program. Multiple rounds of fiscal stimulus provided further fuel for investor sentiment.
The year was interesting for small caps in the sense that much of the gain for 2021 was already in the books by mid-February. The Russell 2000 Index posted impressive gains in the first six weeks of the year, when higher-risk asset classes were still in the midst of the rally that followed the first vaccine approval in late 2020. The index then proceeded to trade within a fairly defined range until November, at which point it broke out to a new high. This upswing proved to be short-lived, however, as the emergence of the omicron variant of COVID-19 caused the index to fall back into its previous range by the end of the month. After experiencing some choppiness in December, the index ultimately closed the year at the same level as where it stood in early February. Still, 2021 marked the third year in a row that the index has delivered a double-digit gain, as well as the fifth year of the past six.
Although small-cap equities produced a strong absolute return in 2021, they underperformed large caps. The shortfall stemmed primarily from the increasing dominance of a handful of mega-cap technology-related companies in the major large-company indexes. These stocks registered outsized returns as a group in 2021, leading to outperformance for the broader large-cap category.
While growth stocks outperformed value in the large-cap space, the opposite was true in small caps. The Russell 2000® Value Index rose 28.27% in 2021, far ahead of the 2.83% return for the Russell 2000® Growth Index.
At the sector level, energy was by far the top performer with a return well in excess of the Russell 2000 Index. Smaller energy companies logged significant gains as strength in oil and natural gas prices boosted their earnings and strengthened their balance sheets. However, the effect on overall performance was limited due to the sector’s modest weighting in the benchmark. The real estate, financials, and consumer discretionary sectors — all of which benefited from the acceleration in economic growth — were also top performers. On the other hand, health care was the only sector to post a negative return. The majority of stocks in the sector experienced a double-digit loss for the year, as biotechnology and pharmaceutical companies without current profits suffered sharp declines. Since health care has an index weighting of more than 20%, its weak performance was a sizable drag on returns in 2021. The defensive utilities sector, while finishing with a gain, also lagged the overall small-cap category.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe.
The Russell 2000 Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
4 |	DWS Small Cap Index VIP

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/21	12/31/20
Common Stocks	97%	99%
Cash Equivalents	3%	1%
Government & Agency Obligations	0%	0%
Warrants	0%	0%
Corporate Bonds	0%	—
Rights	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks, Rights, Warrants and Corporate Bonds)	12/31/21	12/31/20
Health Care	18%	21%
Financials	16%	16%
Industrials	15%	16%
Information Technology	15%	14%
Consumer Discretionary	11%	13%
Real Estate	7%	6%
Energy	4%	2%
Materials	4%	4%
Consumer Staples	4%	3%
Communication Services	3%	2%
Utilities	3%	3%
	100%	100%
Ten Largest Equity Holdings at December 31, 2021 (3.2% of Net Assets)
1 AMC Entertainment Holdings, Inc.	0.4%
Operator of theatrical exhibition business
2 Synaptics, Inc.	0.4%
Developer of custom designed user interface solutions
3 Lattice Semiconductor Corp.	0.3%
Manufacturer of high speed programmable logic devices
4 EastGroup Properties, Inc.	0.3%
Developer of industrial properties
5 BJ's Wholesale Club Holdings, Inc.	0.3%
Operator of warehouse club
6 Tetra Tech, Inc.	0.3%
Provider of management consulting and technical services
7 Saia, Inc.	0.3%
Provider of trucking transportation
8 Ovintiv, Inc.	0.3%
Producer of natural gas, oil and natural gas liquids
9 Tenet Healthcare Corp.	0.3%
Operator of specialty and general hospitals
10 WillScot Mobile Mini Holdings Corp	0.3%
Provider of modular space and portable storage solutions
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 6.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
DWS Small Cap Index VIP	| 5

Investment Portfolio	as of December 31, 2021
	Shares	Value ($)
Common Stocks 96.9%
Communication Services 3.0%
Communications Equipment 0.0%
EchoStar Corp. "A"*	5,658	149,088
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,751	102,889
ATN International, Inc.	1,608	64,240
Bandwidth, Inc. "A"*	3,540	254,030
Cogent Communications Holdings, Inc.	6,472	473,621
Consolidated Communications Holdings, Inc.*	11,043	82,602
Globalstar, Inc.* (a)	93,348	108,284
IDT Corp. "B"*	3,090	136,454
Iridium Communications, Inc.*	18,031	744,500
Liberty Latin America Ltd. "A"*	6,447	75,172
Liberty Latin America Ltd. "C"*	23,931	272,813
Ooma, Inc.*	3,382	69,128
Radius Global Infrastructure, Inc. "A"*	8,822	142,034
Telesat Corp.* (a)	2,038	58,430
		2,584,197
Entertainment 0.8%
AMC Entertainment Holdings, Inc. "A"* (a)	78,927	2,146,814
Chicken Soup For The Soul Entertainment Inc.*	938	12,982
Cinemark Holdings, Inc.* (a)	16,748	269,978
CuriosityStream, Inc.*	4,003	23,738
Eros STX Global Corp*	49,107	11,771
IMAX Corp.*	7,513	134,032
Liberty Media Corp.-Liberty Braves "A"*	1,542	44,332
Liberty Media Corp.-Liberty Braves "C"*	5,628	158,147
Lions Gate Entertainment Corp. "A"*	8,982	149,460
Lions Gate Entertainment Corp. "B"*	18,161	279,498
LiveOne, Inc.*	7,885	10,093
Madison Square Garden Entertainment Corp.*	4,030	283,470
Marcus Corp.* (a)	3,616	64,582
		3,588,897
Interactive Media & Services 0.6%
Cargurus, Inc.*	14,544	489,260
Cars.com, Inc.*	10,199	164,102
Eventbrite, Inc. "A"* (a)	11,754	204,990
EverQuote, Inc. "A"*	2,904	45,477
fuboTV, Inc.* (a)	20,742	321,916
	Shares	Value ($)
Liberty TripAdvisor Holdings, Inc. "A"*	10,989	23,846
MediaAlpha, Inc. "A"*	3,182	49,130
Outbrain, Inc.*	1,190	16,660
QuinStreet, Inc.*	7,805	141,973
TrueCar, Inc.*	14,750	50,150
Yelp, Inc.*	10,897	394,907
Ziff Davis, Inc.*	6,690	741,653
		2,644,064
Media 1.0%
Advantage Solutions, Inc.*	11,747	94,211
AMC Networks, Inc. "A"*	4,486	154,498
Boston Omaha Corp. "A"*	3,081	88,517
Cardlytics, Inc.*	4,952	327,278
Clear Channel Outdoor Holdings, Inc.*	55,887	184,986
comScore, Inc.*	10,039	33,530
Daily Journal Corp.*	192	68,492
Emerald Holding, Inc.*	4,554	18,079
Entercom Communications Corp.*	18,721	48,113
Entravision Communications Corp. "A"	9,050	61,359
Fluent, Inc.*	6,063	12,065
Gannett Co., Inc.*	21,472	114,446
Gray Television, Inc.	13,235	266,818
Hemisphere Media Group, Inc.*	2,187	15,899
iHeartMedia, Inc. "A"*	17,264	363,234
Integral Ad Science Holding Corp.*	2,543	56,480
John Wiley & Sons, Inc. "A"	6,651	380,903
Magnite, Inc.*	20,095	351,662
National CineMedia, Inc.	9,195	25,838
Scholastic Corp.	4,101	163,876
Sinclair Broadcast Group, Inc. "A"	7,140	188,710
Stagwell, Inc.*	9,625	83,449
TechTarget, Inc.*	3,986	381,301
TEGNA, Inc.	34,003	631,096
The E.W. Scripps Co. "A"*	8,901	172,234
Thryv Holdings, Inc.*	1,189	48,904
WideOpenWest, Inc.*	8,138	175,130
		4,511,108
Wireless Telecommunication Services 0.1%
Gogo, Inc.* (a)	9,006	121,851
Shenandoah Telecommunications Co.	7,551	192,551
Telephone & Data Systems, Inc.	15,667	315,690
U.S. Cellular Corp.*	2,389	75,301
		705,393

The accompanying notes are an integral part of the financial statements.
6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 1.4%
Adient PLC*	14,454	692,057
American Axle & Manufacturing Holdings, Inc.*	17,200	160,476
Cooper-Standard Holdings, Inc.*	2,638	59,118
Dana, Inc.	22,180	506,148
Dorman Products, Inc.*	4,027	455,091
Fox Factory Holding Corp.*	6,460	1,098,846
Gentherm, Inc.*	5,144	447,014
Goodyear Tire & Rubber Co.*	42,208	899,875
LCI Industries	3,821	595,579
Modine Manufacturing Co.*	7,327	73,929
Motorcar Parts of America, Inc.*	2,880	49,162
Patrick Industries, Inc.	3,452	278,542
Standard Motor Products, Inc.	3,189	167,072
Stoneridge, Inc.*	3,879	76,571
Tenneco, Inc. "A"*	10,149	114,684
Visteon Corp.*	4,237	470,900
XL Fleet Corp.*	5,927	19,618
XPEL, Inc.*	2,780	189,818
		6,354,500
Automobiles 0.3%
Arcimoto, Inc.*	4,223	32,855
Canoo, Inc.* (a)	16,539	127,681
Fisker, Inc.* (a)	25,221	396,727
Lordstown Motors Corp. "A"* (a)	24,080	83,076
Winnebago Industries, Inc.	5,012	375,499
Workhorse Group, Inc.* (a)	17,984	78,410
		1,094,248
Distributors 0.0%
Funko, Inc. "A"*	4,202	78,998
Greenlane Holdings, Inc. "A"*	1,386	1,336
		80,334
Diversified Consumer Services 0.6%
2U, Inc.*	11,164	224,061
Adtalem Global Education, Inc.*	7,540	222,882
American Public Education, Inc.*	2,855	63,524
Carriage Services, Inc.	2,348	151,305
Coursera, Inc.* (a)	11,236	274,608
European Wax Center, Inc. "A"*	2,067	62,733
Graham Holdings Co. "B"	578	364,042
Houghton Mifflin Harcourt Co.* (a)	19,654	316,429
Laureate Education, Inc. "A"	15,498	189,696
	Shares	Value ($)
OneSpaWorld Holdings Ltd.* (a)	8,077	80,932
Perdoceo Education Corp.*	10,462	123,033
PowerSchool Holdings, Inc. "A"* (a)	8,225	135,466
Regis Corp.*	6,746	11,738
StoneMor, Inc.*	4,918	11,213
Strategic Education, Inc.	3,721	215,223
Stride, Inc.*	6,324	210,779
Udemy, Inc.*	2,163	42,265
Vivint Smart Home, Inc.*	14,094	137,839
WW International, Inc.*	8,087	130,443
		2,968,211
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	8,865	115,422
Bally's Corp.*	5,081	193,383
Biglari Holdings, Inc. "B"*	102	14,542
BJ's Restaurants, Inc.*	3,459	119,508
Bloomin' Brands, Inc.*	13,451	282,202
Bluegreen Vacations Holding Corp*	2,149	75,430
Brinker International, Inc.*	6,895	252,288
Carrols Restaurant Group, Inc.	5,337	15,798
Century Casinos, Inc.* (a)	4,231	51,534
Chuy's Holdings, Inc.*	3,124	94,095
Cracker Barrel Old Country Store, Inc.	3,664	471,337
Dave & Buster's Entertainment, Inc.*	6,605	253,632
Del Taco Restaurants, Inc.	4,606	57,345
Denny's Corp.*	9,363	149,808
Dine Brands Global, Inc.	2,500	189,525
Drive Shack, Inc.*	12,654	18,095
El Pollo Loco Holdings, Inc.*	2,711	38,469
Esports Technologies, Inc.*	1,631	33,533
Everi Holdings, Inc.*	13,284	283,613
F45 Training Holdings, Inc.*	2,851	31,047
Fiesta Restaurant Group, Inc.*	2,630	28,956
First Watch Restaurant Group, Inc.*	1,712	28,693
Full House Resorts, Inc.*	4,990	60,429
GAN Ltd.*	6,162	56,629
Golden Entertainment, Inc.*	2,583	130,519
Golden Nugget Online Gaming, Inc.*	5,957	59,272
Hall of Fame Resort & Entertainment Co.*	8,403	12,773
Hilton Grand Vacations, Inc.*	13,120	683,683
International Game Technology PLC	15,409	445,474
Jack in the Box, Inc.	3,295	288,247
Krispy Kreme, Inc. (a)	3,451	65,293
Kura Sushi USA, Inc. "A"*	598	48,342
Life Time Group Holdings, Inc.* (a)	5,840	100,506
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Lindblad Expeditions Holdings, Inc.* (a)	4,676	72,946
Monarch Casino & Resort, Inc.*	2,053	151,819
Nathan's Famous, Inc.	497	29,020
NEOGAMES SA*	1,592	44,226
Noodles & Co.*	6,217	56,388
Papa John's International, Inc.	5,090	679,362
PlayAGS, Inc.*	3,774	25,625
Portillo's, Inc. "A"* (a)	3,583	134,506
RCI Hospitality Holdings, Inc.	1,237	96,338
Red Robin Gourmet Burgers, Inc.*	2,426	40,102
Red Rock Resorts, Inc. "A" (a)	9,036	497,070
Rush Street Interactive, Inc.*	7,985	131,753
Ruth's Hospitality Group, Inc.*	5,173	102,943
Scientific Games Corp. "A"* (a)	14,712	983,203
SeaWorld Entertainment, Inc.*	7,922	513,821
Shake Shack, Inc. "A"*	5,737	413,982
Target Hospitality Corp.*	4,513	16,066
Texas Roadhouse, Inc.	10,659	951,636
The Cheesecake Factory, Inc.*	7,141	279,570
The ONE Group Hospitality, Inc.*	2,972	37,477
Wingstop, Inc.	4,556	787,277
Xponential Fitness, Inc. "A"*	1,406	28,739
		10,823,291
Household Durables 1.9%
Aterian, Inc.*	3,809	15,655
Bassett Furniture Industries, Inc.	1,442	24,182
Beazer Homes U.S.A., Inc.*	4,420	102,632
Casper Sleep, Inc.*	4,361	29,131
Cavco Industries, Inc.*	1,428	453,604
Century Communities, Inc.	4,598	376,070
Ethan Allen Interiors, Inc.	3,341	87,835
Flexsteel Industries, Inc.	1,032	27,720
GoPro, Inc. "A"*	19,479	200,829
Green Brick Partners, Inc.*	4,763	144,462
Hamilton Beach Brands Holding Co. "A"	1,206	17,318
Helen of Troy Ltd.*	3,677	898,916
Hooker Furniture Corp.	1,785	41,555
Hovnanian Enterprises, Inc. "A"*	785	99,923
Installed Building Products, Inc.	3,657	510,956
iRobot Corp.*	4,095	269,779
KB Home	12,137	542,888
Landsea Homes Corp.*	1,234	9,033
	Shares	Value ($)
La-Z-Boy, Inc.	6,641	241,135
Legacy Housing Corp.*	1,257	33,273
LGI Homes, Inc.*	3,308	511,020
Lifetime Brands, Inc.	1,845	29,465
Lovesac Co.*	1,963	130,068
M.D.C. Holdings, Inc.	8,780	490,187
M/I Homes, Inc.*	4,341	269,923
Meritage Homes Corp.*	5,635	687,808
Purple Innovation, Inc.* (a)	8,614	114,308
Skyline Champion Corp.*	8,045	635,394
Snap One Holdings Corp.* (a)	1,939	40,874
Sonos, Inc.*	18,361	547,158
Taylor Morrison Home Corp.*	18,348	641,446
Traeger, Inc.*	3,324	40,420
Tri Pointe Home, Inc.*	17,020	474,688
Tupperware Brands Corp.*	7,422	113,482
Universal Electronics, Inc.*	1,953	79,585
VOXX International Corp.*	2,409	24,500
Vuzix Corp.* (a)	9,012	78,134
Weber, Inc. "A" (a)	2,523	32,622
		9,067,978
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc. "A"* (a)	3,967	92,709
1stdibs.com, Inc.*	937	11,722
aka Brands Holding Corp.*	1,491	13,792
CarParts.com, Inc.* (a)	7,281	81,547
Duluth Holdings, Inc. "B"*	1,836	27,870
Groupon, Inc.* (a)	3,528	81,709
Lands' End, Inc.*	2,303	45,208
Liquidity Services, Inc.*	4,107	90,683
Lulu's Fashion Lounge Holdings, Inc.*	888	9,084
Overstock.com, Inc.*	6,622	390,764
PetMed Express, Inc. (a)	3,112	78,609
Porch Group, Inc.*	11,914	185,739
Quotient Technology, Inc.*	13,994	103,836
RealReal, Inc.* (a)	12,086	140,318
Rent the Runway, Inc. "A"* (a)	2,654	21,630
Revolve Group, Inc.* (a)	5,540	310,462
Shutterstock, Inc.	3,605	399,722
Stitch Fix, Inc. "A"* (a)	12,458	235,705
Xometry, Inc. "A"*	1,190	60,988
		2,382,097
Leisure Products 0.5%
Acushnet Holdings Corp.	5,277	280,103
American Outdoor Brands, Inc.*	2,073	41,315
AMMO, Inc.* (a)	13,274	72,343
Callaway Golf Co.*	17,722	486,292
Clarus Corp.	4,061	112,571
Escalade, Inc.	1,389	21,932
The accompanying notes are an integral part of the financial statements.
8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Genius Brands International, Inc.* (a)	43,490	45,665
Johnson Outdoors, Inc. "A"	824	77,201
Latham Group, Inc.* (a)	4,879	122,121
Malibu Boats, Inc. "A"*	3,156	216,912
Marine Products Corp.	1,244	15,550
MasterCraft Boat Holdings, Inc.*	2,878	81,534
Nautilus, Inc.* (a)	4,789	29,357
Smith & Wesson Brands, Inc.	7,178	127,768
Solo Brands, Inc. "A"* (a)	1,797	28,087
Sturm, Ruger & Co., Inc.	2,661	181,001
Vista Outdoor, Inc.*	8,861	408,226
		2,347,978
Multiline Retail 0.4%
Big Lots, Inc.	4,881	219,889
Dillard's, Inc. "A" (a)	890	218,068
Franchise Group, Inc.	4,352	227,000
Macy's, Inc. (a)	48,011	1,256,928
		1,921,885
Specialty Retail 2.4%
Aaron's Co., Inc.	4,713	116,175
Abercrombie & Fitch Co. "A"*	8,911	310,370
Academy Sports & Outdoors, Inc.*	11,962	525,132
American Eagle Outfitters, Inc. (a)	23,245	588,563
America's Car-Mart, Inc.*	955	97,792
Arko Corp.*	18,744	164,385
Asbury Automotive Group, Inc.*	3,536	610,773
Barnes & Noble Education, Inc.*	6,909	47,050
Bed Bath & Beyond, Inc.* (a)	15,522	226,311
Big 5 Sporting Goods Corp.	3,195	60,737
Boot Barn Holdings, Inc.*	4,467	549,664
Caleres, Inc.	5,779	131,068
Camping World Holdings, Inc. "A" (a)	6,364	257,106
CarLotz, Inc.* (a)	11,785	26,752
Cato Corp. "A"	3,028	51,960
Chico's FAS, Inc.* (a)	18,718	100,703
Citi Trends, Inc.* (a)	1,358	128,671
Conn's, Inc.* (a)	2,742	64,492
Designer Brands, Inc. "A"*	9,226	131,101
Genesco, Inc.*	2,289	146,885
Group 1 Automotive, Inc.	2,709	528,851
GrowGeneration Corp.*	8,491	110,808
Guess?, Inc.	6,159	145,845
Haverty Furniture Companies, Inc.	2,470	75,508
Hibbett, Inc.	2,252	161,986
JOANN, Inc.	1,803	18,715
Kirkland's, Inc.*	2,145	32,025
	Shares	Value ($)
Lazydays Holdings, Inc.*	1,141	24,577
Lumber Liquidators Holdings, Inc.*	4,179	71,336
MarineMax, Inc.*	3,229	190,640
Monro, Inc.	5,056	294,613
Murphy USA, Inc.	3,707	738,583
National Vision Holdings, Inc.*	12,481	598,963
ODP Corp.*	7,034	276,296
OneWater Marine, Inc. "A"	1,502	91,577
Party City Holdco, Inc.* (a)	16,985	94,606
Rent-A-Center, Inc.	10,069	483,715
Sally Beauty Holdings, Inc.*	17,377	320,779
Shift Technologies, Inc.*	9,544	32,545
Shoe Carnival, Inc.	2,749	107,431
Signet Jewelers Ltd.	8,035	699,286
Sleep Number Corp.*	3,374	258,448
Sonic Automotive, Inc. "A"	3,368	166,548
Sportsman's Warehouse Holdings, Inc.*	6,490	76,582
The Buckle, Inc.	4,603	194,753
The Children's Place, Inc.*	2,164	171,584
The Container Store Group, Inc.*	5,172	51,617
Tilly's, Inc. "A"	3,686	59,381
Torrid Holdings, Inc.*	1,821	17,991
TravelCenters of America, Inc.*	1,914	98,801
Urban Outfitters, Inc.*	10,565	310,188
Winmark Corp.	538	133,580
Zumiez, Inc.*	3,231	155,056
		11,128,904
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.*	8,898	1,140,901
Fossil Group, Inc.*	7,423	76,383
G-III Apparel Group Ltd.*	6,769	187,095
Kontoor Brands, Inc.	7,994	409,692
Movado Group, Inc. (a)	2,398	100,308
Oxford Industries, Inc.	2,444	248,115
PLBY Group, Inc.* (a)	4,422	117,802
Rocky Brands, Inc.	982	39,084
Steven Madden Ltd.	12,308	571,953
Superior Group of Companies, Inc.	1,660	36,420
Unifi, Inc.*	2,113	48,916
Vera Bradley, Inc.*	3,992	33,972
Wolverine World Wide, Inc.	12,418	357,763
		3,368,404
Consumer Staples 3.3%
Beverages 0.4%
Celsius Holdings, Inc.*	8,246	614,904
Coca-Cola Consolidated, Inc.	723	447,674
MGP Ingredients, Inc. (a)	2,217	188,423
National Beverage Corp.	3,615	163,868
NewAge, Inc.*	20,525	21,141
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Primo Water Corp.	24,275	427,968
The Duckhorn Portfolio, Inc.* (a)	5,467	127,600
Zevia PBC "A"*	1,654	11,661
		2,003,239
Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc.*	20,907	1,400,142
HF Foods Group, Inc.*	5,299	44,829
Ingles Markets, Inc. "A"	2,193	189,344
MedAvail Holdings, Inc.*	1,808	2,531
Natural Grocers by Vitamin Cottage, Inc.	1,516	21,603
Performance Food Group Co.*	23,182	1,063,822
PriceSmart, Inc.	3,633	265,827
Rite Aid Corp.*	8,323	122,265
SpartanNash Co.	5,608	144,462
Sprouts Farmers Market, Inc.*	17,105	507,676
The Andersons, Inc.	4,869	188,479
The Chefs' Warehouse, Inc.* (a)	4,817	160,406
United Natural Foods, Inc.*	8,604	422,284
Village Super Market, Inc. "A"	1,112	26,010
Weis Markets, Inc.	2,548	167,862
		4,727,542
Food Products 0.9%
AppHarvest, Inc.* (a)	10,332	40,191
B&G Foods, Inc. (a)	9,863	303,090
Calavo Growers, Inc.	2,600	110,240
Cal-Maine Foods, Inc.	6,125	226,564
Fresh Del Monte Produce, Inc.	5,166	142,582
Hostess Brands, Inc.*	20,912	427,023
J & J Snack Foods Corp.	2,227	351,777
John B. Sanfilippo & Son, Inc.	1,320	119,011
Laird Superfood, Inc.*	947	12,349
Lancaster Colony Corp.	2,916	482,890
Landec Corp.*	3,778	41,936
Limoneira Co.	2,398	35,970
Mission Produce, Inc.* (a)	5,709	89,631
Sanderson Farms, Inc.	3,122	596,552
Seneca Foods Corp. "A"*	1,003	48,094
Simply Good Foods Co.*	12,925	537,292
Sovos Brands, Inc.*	3,809	57,325
Tattooed Chef, Inc.* (a)	7,188	111,701
The Vita Coco Co., Inc*	1,549	17,302
Tootsie Roll Industries, Inc. (a)	2,252	81,590
TreeHouse Foods, Inc.*	8,013	324,767
Utz Brands, Inc. (a)	8,990	143,390
	Shares	Value ($)
Vital Farms, Inc.* (a)	3,928	70,940
Whole Earth Brands, Inc.*	5,755	61,809
		4,434,016
Household Products 0.3%
Central Garden & Pet Co.*	1,483	78,050
Central Garden & Pet Co. "A"*	6,167	295,091
Energizer Holdings, Inc.	10,530	422,253
Oil-Dri Corp. of America	876	28,672
WD-40 Co. (a)	2,108	515,701
		1,339,767
Personal Products 0.6%
BellRing Brands, Inc. "A"* (a)	6,214	177,285
Edgewell Personal Care Co.	8,364	382,319
elf Beauty, Inc.*	7,396	245,621
Inter Parfums, Inc.	2,769	296,006
Medifast, Inc.	1,751	366,712
Nature's Sunshine Products, Inc.	1,954	36,149
Nu Skin Enterprises, Inc. "A" (a)	7,678	389,659
Revlon, Inc. "A"*	1,271	14,413
The Beauty Health Co.* (a)	13,153	317,777
The Honest Co., Inc.* (a)	13,147	106,359
Thorne HealthTech, Inc.*	1,033	6,415
USANA Health Sciences, Inc.*	1,791	181,249
Veru, Inc.*	10,144	59,748
		2,579,712
Tobacco 0.1%
22nd Century Group, Inc.* (a)	23,177	71,617
Turning Point Brands, Inc.	2,242	84,703
Universal Corp.	3,615	198,536
Vector Group Ltd.	22,132	254,075
		608,931
Energy 4.2%
Energy Equipment & Services 0.7%
Archrock, Inc.	20,442	152,906
Aspen Aerogels, Inc.*	3,420	170,282
Bristow Group, Inc.*	3,543	112,207
Cactus, Inc. "A"	8,500	324,105
ChampionX Corp.*	31,009	626,692
DMC Global, Inc.*	2,865	113,483
Dril-Quip, Inc.*	5,357	105,426
Expro Group Holdings NV*	7,095	101,813
FTS International, Inc. "A"*	1,373	36,041
Helix Energy Solutions Group, Inc.*	22,524	70,275
Helmerich & Payne, Inc.	16,053	380,456
Liberty Oilfield Services, Inc. "A"*	14,177	137,517
Nabors Industries Ltd.*	1,047	84,901
The accompanying notes are an integral part of the financial statements.
10 |	DWS Small Cap Index VIP

	Shares	Value ($)
National Energy Services Reunited Corp.*	5,594	52,863
Newpark Resources, Inc.*	13,210	38,837
NexTier Oilfield Solutions, Inc.*	25,809	91,622
Oceaneering International, Inc.*	15,587	176,289
Oil States International, Inc.*	9,159	45,520
Patterson-UTI Energy, Inc.	28,491	240,749
ProPetro Holding Corp.*	12,735	103,154
RPC, Inc.*	10,769	48,891
Select Energy Services, Inc. "A"*	9,966	62,088
Solaris Oilfield Infrastructure, Inc. "A"	4,525	29,639
TETRA Technologies, Inc.*	18,938	53,784
Tidewater, Inc.*	6,541	70,054
U.S. Silica Holdings, Inc.*	11,041	103,786
		3,533,380
Oil, Gas & Consumable Fuels 3.5%
Aemetis, Inc.* (a)	4,015	49,385
Alto Ingredients, Inc.*	10,918	52,516
Altus Midstream Co. "A"	497	30,471
Antero Resources Corp.*	43,697	764,697
Arch Resources, Inc.	2,337	213,415
Berry Corp.	10,275	86,516
Brigham Minerals, Inc. "A"	6,686	141,008
California Resources Corp. (a)	12,372	528,408
Callon Petroleum Co.* (a)	7,270	343,507
Centennial Resource Development, Inc. "A"*	27,810	166,304
Centrus Energy Corp. "A"*	1,450	72,370
Chesapeake Energy Corp.	16,023	1,033,804
Civitas Resources, Inc.	6,634	324,867
Clean Energy Fuels Corp.*	24,156	148,076
CNX Resources Corp.*	31,968	439,560
Comstock Resources, Inc.*	14,081	113,915
CONSOL Energy, Inc.*	5,268	119,636
Crescent Energy, Inc. "A"* (a)	4,508	57,161
CVR Energy, Inc.	4,322	72,653
Delek U.S. Holdings, Inc.*	10,070	150,949
Denbury, Inc.*	7,773	595,334
DHT Holdings, Inc.	21,001	108,995
Dorian LPG Ltd.	4,570	57,993
Earthstone Energy, Inc. "A"*	3,555	38,892
Energy Fuels, Inc.* (a)	23,689	180,747
Equitrans Midstream Corp.	62,591	647,191
Falcon Minerals Corp.	6,307	30,715
Frontline Ltd.* (a)	17,813	125,938
Gevo, Inc.* (a)	29,928	128,092
Golar LNG Ltd.*	15,740	195,019
Green Plains, Inc.*	7,380	256,529
HighPeak Energy, Inc.	1,035	15,152
International Seaways, Inc.	7,390	108,485
	Shares	Value ($)
Kosmos Energy Ltd.*	68,689	237,664
Laredo Petroleum, Inc.* (a)	1,935	116,352
Magnolia Oil & Gas Corp. "A"	21,984	414,838
Matador Resources Co. (a)	16,906	624,170
Murphy Oil Corp.	22,329	583,010
Nordic American Tankers Ltd. (a)	27,030	45,681
Northern Oil and Gas, Inc.	8,179	168,324
Oasis Petroleum, Inc.	3,012	379,482
Ovintiv, Inc.	40,010	1,348,337
Par Pacific Holdings, Inc.*	6,929	114,259
PBF Energy, Inc. "A"*	14,796	191,904
PDC Energy, Inc.	14,861	724,920
Peabody Energy Corp.*	13,571	136,660
Range Resources Corp.*	36,521	651,169
Ranger Oil Corp. "A"*	3,255	87,625
Renewable Energy Group, Inc.*	6,909	293,218
REX American Resources Corp.*	771	74,016
Riley Exploration Permian, Inc.	352	6,801
Scorpio Tankers, Inc.	7,493	95,985
SFL Corp. Ltd.	19,057	155,315
SM Energy Co.	18,494	545,203
Southwestern Energy Co.*	155,454	724,416
Talos Energy, Inc.*	5,678	55,644
Teekay Corp.*	10,677	33,526
Teekay Tankers Ltd. "A"*	3,658	39,872
Tellurian, Inc.* (a)	56,978	175,492
Uranium Energy Corp.* (a)	39,270	131,554
Ur-Energy, Inc.*	27,710	33,806
W&T Offshore, Inc.*	13,889	44,861
Whiting Petroleum Corp.*	6,078	393,125
World Fuel Services Corp.	9,656	255,594
		16,281,123
Financials 15.6%
Banks 8.2%
1st Source Corp.	2,629	130,398
Allegiance Bancshares, Inc.	2,840	119,876
Amalgamated Financial Corp.	1,860	31,192
Amerant Bancorp, Inc.	4,054	140,066
American National Bankshares, Inc.	1,579	59,497
Ameris Bancorp.	10,264	509,916
Arrow Financial Corp.	2,099	73,948
Associated Banc-Corp	22,556	509,540
Atlantic Capital Bancshares, Inc.*	2,911	83,749
Atlantic Union Bankshares Corp.	11,424	426,001
Banc of California, Inc.	8,229	161,453
BancFirst Corp.	2,639	186,208
Bank First Corp. (a)	968	69,928
Bank of Marin Bancorp.	2,457	91,474
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Bank of NT Butterfield & Son Ltd.	7,790	296,877
BankUnited, Inc.	13,511	571,650
Banner Corp.	5,145	312,147
Bar Harbor Bankshares	2,246	64,977
Berkshire Hills Bancorp., Inc.	7,622	216,693
Blue Ridge Bankshares, Inc.	2,701	48,348
Brookline Bancorp., Inc.	11,478	185,829
Bryn Mawr Bank Corp.	3,127	140,746
Business First Bancshares, Inc.	3,115	88,186
Byline Bancorp., Inc. (a)	3,729	101,988
Cadence Bank	28,820	858,548
Cambridge Bancorp.	1,049	98,176
Camden National Corp.	2,310	111,250
Capital Bancorp., Inc	1,139	29,842
Capital City Bank Group, Inc.	1,984	52,378
Capstar Financial Holdings, Inc.	3,154	66,329
Carter Bankshares, Inc.*	4,127	63,515
Cathay General Bancorp.	11,240	483,208
CBTX, Inc.	2,740	79,460
Central Pacific Financial Corp.	4,254	119,835
CIT Group, Inc.	15,166	778,622
Citizens & Northern Corp.	2,252	58,822
City Holding Co.	2,228	182,228
Civista Bancshares, Inc.	2,320	56,608
CNB Financial Corp.	2,323	61,560
Coastal Financial Corp.*	1,361	68,894
Columbia Banking System, Inc.	12,087	395,487
Community Bank System, Inc.	8,187	609,768
Community Trust Bancorp., Inc.	2,422	105,623
ConnectOne Bancorp., Inc.	5,692	186,185
CrossFirst Bankshares, Inc.* (a)	7,198	112,361
Customers Bancorp., Inc.*	4,574	299,002
CVB Financial Corp.	19,867	425,353
Dime Community Bancshares, Inc.	5,303	186,454
Eagle Bancorp., Inc.	4,759	277,640
Eastern Bankshares, Inc.	26,368	531,843
Enterprise Bancorp., Inc.	1,527	68,593
Enterprise Financial Services Corp.	5,405	254,521
Equity Bancshares, Inc. "A" (a)	2,118	71,864
Farmers National Banc Corp.	4,637	86,016
FB Financial Corp.	5,016	219,801
Fidelity D&D Bancorp, Inc.	606	35,754
Financial Institutions, Inc.	2,348	74,666
First BanCorp.	30,680	422,770
First BanCorp. - North Carolina	5,321	243,276
First Bancorp., Inc.	1,499	47,069
	Shares	Value ($)
First Bancshares, Inc.	3,234	124,897
First Bank	2,559	37,131
First Busey Corp.	7,787	211,183
First Commonwealth Financial Corp.	14,640	235,558
First Community Bancshares, Inc.	2,637	88,129
First Financial Bancorp.	13,996	341,223
First Financial Bankshares, Inc.	19,953	1,014,411
First Financial Corp.	1,803	81,658
First Foundation, Inc.	6,003	149,235
First Internet Bancorp.	1,408	66,232
First Interstate BancSystem, Inc. "A"	6,299	256,180
First Merchants Corp.	8,619	361,050
First Mid Bancshares, Inc.	2,576	110,227
First Midwest Bancorp., Inc.	17,630	361,062
First of Long Island Corp.	3,509	75,759
Five Star Bancorp.	1,951	58,530
Flushing Financial Corp.	4,686	113,870
Fulton Financial Corp.	24,255	412,335
German American Bancorp., Inc.	3,720	145,006
Glacier Bancorp., Inc.	16,921	959,421
Great Southern Bancorp., Inc.	1,572	93,141
Great Western Bancorp., Inc.	8,567	290,935
Guaranty Bancshares, Inc.	1,115	41,902
Hancock Whitney Corp.	13,289	664,716
Hanmi Financial Corp.	4,802	113,711
HarborOne Bancorp, Inc.	7,619	113,066
HBT Financial, Inc.	1,633	30,586
Heartland Financial U.S.A., Inc.	6,245	316,059
Heritage Commerce Corp.	9,092	108,559
Heritage Financial Corp.	5,418	132,416
Hilltop Holdings, Inc.	9,345	328,383
Home BancShares, Inc.	23,394	569,644
HomeTrust Bancshares, Inc.	2,310	71,564
Hope Bancorp., Inc.	17,402	255,983
Horizon Bancorp, Inc.	6,633	138,298
Howard Bancorp., Inc.*	1,839	40,072
Independent Bank Corp.	10,281	650,757
Independent Bank Group, Inc.	5,699	411,183
International Bancshares Corp.	8,303	351,964
Investors Bancorp., Inc.	35,117	532,023
Lakeland Bancorp., Inc.	7,276	138,171
Lakeland Financial Corp.	3,768	301,968
Live Oak Bancshares, Inc.	4,853	423,618
Macatawa Bank Corp.	4,472	39,443
Mercantile Bank Corp.	2,444	85,613
Metrocity Bankshares, Inc.	2,877	79,204
Metropolitan Bank Holding Corp.*	1,496	159,369
The accompanying notes are an integral part of the financial statements.
12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Mid Penn Bancorp, Inc.	2,185	69,352
Midland States Bancorp., Inc.	3,289	81,534
MidWestOne Financial Group, Inc.	2,243	72,606
MVB Financial Corp.	1,471	61,076
National Bank Holdings Corp. "A"	4,512	198,257
NBT Bancorp., Inc.	6,560	252,691
Nicolet Bankshares, Inc.*	1,927	165,240
Northrim BanCorp., Inc.	890	38,679
OceanFirst Financial Corp.	9,047	200,843
OFG Bancorp. (a)	7,432	197,394
Old National Bancorp.	25,219	456,968
Old Second Bancorp., Inc.	4,268	53,734
Origin Bancorp, Inc. (a)	3,352	143,868
Orrstown Financial Services, Inc.	1,526	38,455
Pacific Premier Bancorp., Inc.	14,315	573,029
Park National Corp. (a)	2,187	300,297
Peapack-Gladstone Financial Corp.	2,769	98,023
Peoples Bancorp., Inc.	3,800	120,878
Peoples Financial Services Corp.	1,001	52,743
Preferred Bank	2,076	149,036
Primis Financial Corp.	3,621	54,460
QCR Holdings, Inc.	2,337	130,872
RBB Bancorp.	2,025	53,055
Red River Bancshares, Inc.	726	38,841
Reliant Bancorp., Inc.	2,240	79,520
Renasant Corp.	8,246	312,936
Republic Bancorp., Inc. "A"	1,404	71,379
Republic First Bancorp., Inc.*	7,485	27,844
S&T Bancorp., Inc.	5,917	186,504
Sandy Spring Bancorp., Inc.	6,757	324,877
Seacoast Banking Corp. of Florida	7,854	277,953
ServisFirst Bancshares, Inc.	7,681	652,424
Sierra Bancorp. (a)	2,103	57,096
Silvergate Capital Corp. "A"*	4,238	628,072
Simmons First National Corp. "A"	17,266	510,728
SmartFinancial, Inc.	1,986	54,337
South Plains Financial, Inc.	1,510	41,993
South State Corp.	10,735	859,981
Southern First Bancshares, Inc.*	1,130	70,614
Southside Bancshares, Inc.	4,805	200,945
Spirit of Texas Bancshares, Inc.	1,968	56,639
Stock Yards Bancorp., Inc.	3,736	238,656
Summit Financial Group, Inc.	1,881	51,633
Texas Capital Bancshares, Inc.*	7,825	471,456
The Bancorp, Inc.*	8,133	205,846
	Shares	Value ($)
Third Coast Bancshares, Inc.*	604	15,692
Tompkins Financial Corp.	2,210	184,712
TowneBank	10,134	320,133
TriCo Bancshares	4,307	185,029
TriState Capital Holdings, Inc.*	4,412	133,507
Triumph Bancorp., Inc.*	3,628	432,022
Trustmark Corp.	9,596	311,486
UMB Financial Corp.	6,702	711,149
United Bankshares, Inc.	20,057	727,668
United Community Banks, Inc.	13,569	487,670
Univest Financial Corp.	4,311	128,985
Valley National Bancorp.	61,384	844,030
Veritex Holdings, Inc.	7,269	289,161
Washington Trust Bancorp., Inc.	2,584	145,660
WesBanco, Inc.	9,269	324,322
West BanCorp, Inc.	2,459	76,401
Westamerica BanCorp.	4,050	233,807
		38,664,251
Capital Markets 1.6%
Artisan Partners Asset Management, Inc. "A"	8,948	426,283
AssetMark Financial Holdings, Inc.*	2,837	74,358
Associated Capital Group, Inc. "A"	276	11,868
B. Riley Financial, Inc.	3,115	276,799
BGC Partners, Inc. "A"	48,138	223,842
Blucora, Inc.*	7,670	132,844
Brightsphere Investment Group, Inc. (a)	8,874	227,174
Cohen & Steers, Inc.	3,817	353,111
Cowen, Inc. "A"	3,965	143,136
Diamond Hill Investment Group, Inc.	476	92,453
Donnelley Financial Solutions, Inc.*	4,554	214,676
Federated Hermes, Inc.	14,121	530,667
Focus Financial Partners, Inc. "A"*	9,185	548,528
GAMCO Investors, Inc. "A"	754	18,835
GCM Grosvenor, Inc. "A"	6,716	70,518
Greenhill & Co., Inc.	2,070	37,115
Hamilton Lane, Inc. "A"	5,305	549,704
Houlihan Lokey, Inc.	7,829	810,458
Moelis & Co. "A"	9,407	588,032
Open Lending Corp. "A"*	16,083	361,546
Oppenheimer Holdings, Inc. "A"	1,444	66,958
Piper Sandler Companies	2,694	480,906
PJT Partners, Inc. "A"	3,566	264,205
Pzena Investment Management, Inc. "A"	2,623	24,840
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Sculptor Capital Management, Inc.	3,240	69,174
StepStone Group, Inc. "A"	6,151	255,697
StoneX Group, Inc.*	2,587	158,454
Value Line, Inc.	187	8,755
Virtus Investment Partners, Inc.	1,128	335,129
WisdomTree Investments, Inc.	20,907	127,951
		7,484,016
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	764	54,488
Curo Group Holdings Corp.	3,151	50,448
Encore Capital Group, Inc.* (a)	4,419	274,464
Enova International, Inc.*	5,574	228,311
EZCORP, Inc. "A"*	7,130	52,548
FirstCash Holdings, Inc.	6,124	458,136
Green Dot Corp. "A"*	8,275	299,886
LendingClub Corp.*	15,082	364,683
LendingTree, Inc.*	1,805	221,293
Navient Corp.	24,075	510,872
Nelnet, Inc. "A"	2,606	254,554
Oportun Financial Corp.*	3,124	63,261
PRA Group, Inc.* (a)	6,536	328,173
PROG Holdings, Inc. (a)	9,936	448,213
Regional Management Corp.	1,129	64,872
World Acceptance Corp.*	646	158,548
		3,832,750
Diversified Financial Services 0.2%
Alerus Financial Corp.	2,359	69,071
A-Mark Precious Metals, Inc.	1,346	82,240
Banco Latinoamericano de Comercio Exterior SA "E"	4,821	80,029
Cannae Holdings, Inc.*	12,891	453,119
Marlin Business Services Corp.	1,215	28,285
		712,744
Insurance 1.9%
Ambac Financial Group, Inc.*	7,119	114,260
American Equity Investment Life Holding Co.	12,755	496,425
American National Group, Inc.	1,125	212,445
AMERISAFE, Inc.	2,944	158,475
Argo Group International Holdings Ltd.	4,924	286,134
Bright Health Group, Inc.* (a)	7,937	27,303
BRP Group, Inc. "A"*	7,141	257,861
Citizens, Inc.* (a)	7,521	39,936
CNO Financial Group, Inc.	18,649	444,592
Crawford & Co. "A"	2,763	20,695
Donegal Group, Inc. "A"	2,103	30,052
eHealth, Inc.*	3,751	95,650
	Shares	Value ($)
Employers Holdings, Inc.	4,341	179,631
Enstar Group Ltd.*	1,913	473,640
Genworth Financial, Inc. "A"*	78,211	316,755
Goosehead Insurance, Inc. "A"	2,736	355,899
Greenlight Capital Re Ltd. "A"*	3,838	30,090
HCI Group, Inc.	869	72,596
Heritage Insurance Holdings, Inc.	3,614	21,250
Horace Mann Educators Corp.	6,496	251,395
Independence Holding Co.	589	33,385
Investors Title Co.	183	36,078
James River Group Holdings Ltd.	5,512	158,801
Kinsale Capital Group, Inc.	3,286	781,707
Maiden Holdings, Ltd.*	10,666	32,638
MBIA, Inc.* (a)	7,480	118,109
MetroMile, Inc.*	14,851	32,524
National Western Life Group, Inc. "A"	401	85,990
NI Holdings, Inc.*	1,084	20,498
Palomar Holdings, Inc.*	3,805	246,450
ProAssurance Corp.	8,202	207,511
RLI Corp.	6,139	688,182
Safety Insurance Group, Inc. (a)	2,230	189,617
Selective Insurance Group, Inc.	9,132	748,276
Selectquote, Inc.*	20,795	188,403
SiriusPoint Ltd.*	13,573	110,348
State Auto Financial Corp.	2,693	139,201
Stewart Information Services Corp.	4,105	327,292
Tiptree, Inc.	3,292	45,528
Trean Insurance Group, Inc.*	2,703	24,084
Trupanion, Inc.*	5,845	771,715
United Fire Group, Inc.	3,279	76,040
United Insurance Holdings Corp.	3,590	15,581
Universal Insurance Holdings, Inc.	4,357	74,069
		9,037,111
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc.	1,934	44,018
Angel Oak Mortgage, Inc. (a)	1,143	18,722
Apollo Commercial Real Estate Finance, Inc.	21,376	281,308
Arbor Realty Trust, Inc. (a)	22,078	404,469
Ares Commercial Real Estate Corp.	7,046	102,449
ARMOUR Residential REIT, Inc. (a)	13,134	128,845
Blackstone Mortgage Trust, Inc. "A"	24,084	737,452
BrightSpire Capital, Inc.	12,535	128,609
The accompanying notes are an integral part of the financial statements.
14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Broadmark Realty Capital, Inc.	19,670	185,488
Chimera Investment Corp.	36,008	543,001
Douglas Elliman, Inc.	11,066	127,259
Dynex Capital, Inc. (a)	5,534	92,473
Ellington Financial, Inc.	8,392	143,419
Franklin BSP Realty Trust, Inc.	5,502	82,200
Granite Point Mortgage Trust, Inc.	8,072	94,523
Great Ajax Corp.	3,079	40,520
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,812	627,453
Invesco Mortgage Capital, Inc. (a)	48,232	134,085
KKR Real Estate Finance Trust, Inc.	5,406	112,607
Ladder Capital Corp.	17,207	206,312
MFA Financial, Inc.	67,542	307,991
New York Mortgage Trust, Inc.	58,084	216,072
Orchid Island Capital, Inc.	21,787	98,041
PennyMac Mortgage Investment Trust (a)	15,017	260,245
Ready Capital Corp.	9,248	144,546
Redwood Trust, Inc.	17,642	232,698
TPG RE Finance Trust, Inc.	9,611	118,408
Two Harbors Investment Corp.	52,193	301,154
		5,914,367
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.*	8,792	491,561
Blue Foundry Bancorp.*	4,078	59,661
Bridgewater Bancshares, Inc.*	3,349	59,244
Capitol Federal Financial, Inc.	20,062	227,303
Columbia Financial, Inc.*	6,187	129,061
Enact Holdings, Inc.	2,127	43,965
Essent Group Ltd.	16,523	752,292
Federal Agricultural Mortgage Corp. "C"	1,417	175,609
Finance of America Companies, Inc. "A"*	2,660	10,560
Flagstar Bancorp., Inc.	8,045	385,677
FS Bancorp, Inc.	1,014	34,101
Hingham Institution For Savings The	217	91,114
Home Bancorp., Inc.	1,080	44,831
Home Point Capital, Inc.	1,180	5,310
HomeStreet, Inc.	3,121	162,292
Kearny Financial Corp.	10,233	135,587
Luther Burbank Corp.	2,316	32,517
Merchants Bancorp.	1,465	69,338
Meta Financial Group, Inc.	4,880	291,141
Mr Cooper Group, Inc.*	9,390	390,718
NMI Holdings, Inc. "A"*	12,789	279,440
	Shares	Value ($)
Northfield Bancorp., Inc.	6,945	112,231
Northwest Bancshares, Inc.	18,954	268,389
Ocwen Financial Corp.*	1,261	50,402
PCSB Financial Corp.	2,106	40,098
PennyMac Financial Services, Inc.	4,760	332,153
Pioneer Bancorp., Inc.*	1,979	22,402
Premier Financial Corp.	5,607	173,312
Provident Bancorp, Inc.	2,529	47,039
Provident Financial Services, Inc.	11,423	276,665
Radian Group, Inc.	27,408	579,131
Southern Missouri Bancorp., Inc.	1,107	57,752
TrustCo Bank Corp. NY	2,827	94,167
Velocity Financial, Inc.*	1,318	18,057
Walker & Dunlop, Inc.	4,494	678,055
Washington Federal, Inc.	9,802	327,191
Waterstone Financial, Inc.	3,353	73,297
WSFS Financial Corp.	7,270	364,372
		7,386,035
Health Care 17.5%
Biotechnology 8.2%
2seventy bio, Inc.* (a)	3,457	88,603
4D Molecular Therapeutics, Inc.* (a)	4,326	94,912
89bio, Inc.*	1,368	17,880
ACADIA Pharmaceuticals, Inc.*	18,359	428,499
Acumen Pharmaceuticals, Inc.*	1,346	9,099
Adagio Therapeutics, Inc.* (a)	3,164	22,971
Adicet Bio, Inc.*	3,171	55,461
Aduro Biotech Holding Europe BV	2,328	0
Adverum Biotechnologies, Inc.* (a)	14,257	25,092
Aeglea BioTherapeutics, Inc.*	5,803	27,564
Aerovate Therapeutics, Inc.*	1,460	17,213
Affimed NV*	18,122	100,033
Agenus, Inc.* (a)	32,612	105,011
Agios Pharmaceuticals, Inc.*	8,334	273,939
Akebia Therapeutics, Inc.*	25,679	58,035
Akero Therapeutics, Inc.*	3,939	83,310
Akouos, Inc.* (a)	3,481	29,588
Albireo Pharma, Inc.*	2,658	61,905
Aldeyra Therapeutics, Inc.* (a)	7,426	29,704
Alector, Inc.*	8,845	182,649
Aligos Therapeutics, Inc.* (a)	3,087	36,643
Alkermes PLC*	24,536	570,707
Allakos, Inc.*	5,431	53,169
Allogene Therapeutics, Inc.*	10,654	158,958
Allovir, Inc.*	4,336	56,108
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Alpine Immune Sciences, Inc.*	1,727	23,919
Altimmune, Inc.*	6,189	56,691
ALX Oncology Holdings, Inc.*	2,652	56,991
Amicus Therapeutics, Inc.*	40,334	465,858
AnaptysBio, Inc.*	2,936	102,026
Anavex Life Sciences Corp.* (a)	10,291	178,446
Anika Therapeutics, Inc.*	2,197	78,718
Annexon, Inc.*	4,786	54,991
Apellis Pharmaceuticals, Inc.*	10,952	517,811
Applied Molecular Transport, Inc.*	3,792	53,012
Applied Therapeutics, Inc.*	2,831	25,337
AquaBounty Technologies, Inc.*	8,030	16,863
Arbutus Biopharma Corp.*	11,933	46,419
Arcturus Therapeutics Holdings, Inc.* (a)	3,239	119,875
Arcus Biosciences, Inc.* (a)	6,875	278,231
Arcutis Biotherapeutics, Inc.*	4,241	87,958
Ardelyx, Inc.*	12,958	14,254
Arena Pharmaceuticals, Inc.*	9,499	882,837
Arrowhead Pharmaceuticals, Inc.*	15,524	1,029,241
Atara Biotherapeutics, Inc.*	13,399	211,168
Athenex, Inc.*	13,245	18,013
Athersys, Inc.* (a)	33,481	30,220
Atossa Therapeutics, Inc.*	17,955	28,728
Atreca, Inc. "A"* (a)	3,654	11,072
Aura Biosciences, Inc.*	867	14,722
Avid Bioservices, Inc.* (a)	9,264	270,324
Avidity Biosciences, Inc.*	5,917	140,647
Avita Medical, Inc.*	3,660	43,847
Avrobio, Inc.*	5,779	22,249
Beam Therapeutics, Inc.* (a)	7,843	625,009
Beyondspring, Inc.*	3,302	14,958
BioAtla, Inc.*	2,438	47,858
BioCryst Pharmaceuticals, Inc.* (a)	27,607	382,357
Biohaven Pharmaceutical Holding Co., Ltd.*	8,530	1,175,519
Biomea Fusion, Inc.*	3,411	25,412
Bioxcel Therapeutics, Inc.* (a)	2,532	51,476
Black Diamond Therapeutics, Inc.*	3,653	19,470
Bluebird Bio, Inc.*	10,373	103,626
Blueprint Medicines Corp.*	8,953	958,956
Bolt Biotherapeutics, Inc.* (a)	3,361	16,469
Bridgebio Pharma, Inc.* (a)	16,298	271,851
Brooklyn ImmunoTherapeutics, Inc.*	4,354	18,156
	Shares	Value ($)
C4 Therapeutics, Inc.* (a)	5,950	191,590
Cardiff Oncology, Inc.*	5,505	33,085
CareDx, Inc.*	7,753	352,606
Caribou Biosciences, Inc.*	3,142	47,413
Catalyst Pharmaceuticals, Inc.*	15,196	102,877
Celcuity, Inc.*	1,379	18,189
Celldex Therapeutics, Inc.* (a)	7,144	276,044
CEL-SCI Corp*	5,598	39,746
Century Therapeutics, Inc.*	1,725	27,358
Cerevel Therapeutics Holdings, Inc.*	6,233	202,074
ChemoCentryx, Inc.*	8,375	304,934
Chimerix, Inc.*	11,169	71,817
Chinook Therapeutics, Inc.*	6,025	98,268
Clene Inc.* (a)	3,513	14,403
Clovis Oncology, Inc.* (a)	16,566	44,894
Codiak Biosciences, Inc.*	2,408	26,825
Cogent Biosciences, Inc.* (a)	5,680	48,734
Coherus Biosciences, Inc.*	10,137	161,787
Cortexyme, Inc.* (a)	2,979	37,595
Crinetics Pharmaceuticals, Inc.* (a)	7,081	201,171
Cue Biopharma, Inc.*	4,881	55,204
Cullinan Oncology, Inc* (a)	3,842	59,282
Curis, Inc.*	13,236	63,003
Cytokinetics, Inc.* (a)	12,143	553,478
CytomX Therapeutics, Inc.*	10,055	43,538
Day One Biopharmaceuticals, Inc.*	1,606	27,061
Deciphera Pharmaceuticals, Inc.*	5,918	57,819
Denali Therapeutics, Inc.*	13,919	620,787
DermTech, Inc.* (a)	3,638	57,480
Design Therapeutics, Inc.* (a)	4,126	88,338
Dynavax Technologies Corp.* (a)	16,746	235,616
Dyne Therapeutics, Inc.* (a)	4,605	54,753
Eagle Pharmaceuticals, Inc.*	1,729	88,041
Editas Medicine, Inc.* (a)	10,611	281,722
Eiger BioPharmaceuticals, Inc.*	5,072	26,324
Eliem Therapeutics, Inc.* (a)	1,019	10,659
Emergent BioSolutions, Inc.*	7,598	330,285
Enanta Pharmaceuticals, Inc.*	3,007	224,863
Entrada Therapeutics, Inc.*	1,448	24,790
Epizyme, Inc.*	13,419	33,547
Erasca, Inc.* (a)	3,048	47,488
Evelo Biosciences, Inc.* (a)	4,653	28,244
Fate Therapeutics, Inc.*	12,443	728,040
FibroGen, Inc.*	13,123	185,034
Finch Therapeutics Group, Inc.*	1,151	11,475
The accompanying notes are an integral part of the financial statements.
16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Foghorn Therapeutics, Inc.*	2,986	68,290
Forma Therapeutics Holdings, Inc.* (a)	5,013	71,285
Forte Biosciences, Inc.*	1,729	3,700
Fortress Biotech, Inc.*	10,826	27,065
Frequency Therapeutics, Inc.* (a)	5,090	26,112
G1 Therapeutics, Inc.* (a)	6,012	61,383
Gemini Therapeutics, Inc.*	3,333	9,699
Generation Bio Co.*	6,531	46,239
Geron Corp.* (a)	46,692	56,964
Global Blood Therapeutics, Inc.*	9,345	273,528
Gossamer Bio, Inc.*	9,395	106,257
Graphite Bio, Inc.*	2,369	29,447
Greenwich Lifesciences, Inc.*	614	14,939
Gritstone bio, Inc.* (a)	6,179	79,462
GT Biopharma, Inc.*	2,456	7,491
Halozyme Therapeutics, Inc.*	21,135	849,838
Harpoon Therapeutics, Inc.*	2,916	22,016
Heron Therapeutics, Inc.* (a)	13,963	127,482
Homology Medicines, Inc.*	6,738	24,526
Hookipa Pharma, Inc.*	3,395	7,910
Humanigen, Inc.*	6,874	25,571
iBio, Inc.*	34,708	19,055
Icosavax, Inc.* (a)	1,981	45,325
Ideaya Biosciences, Inc.*	5,065	119,737
IGM Biosciences, Inc.*	1,223	35,871
Imago Biosciences, Inc.*	1,424	33,763
Immuneering Corp. "A"*	1,194	19,307
Immunic, Inc.*	3,075	29,428
ImmunityBio, Inc.* (a)	10,244	62,284
ImmunoGen, Inc.*	30,408	225,627
Immunovant, Inc.*	6,133	52,253
Impel Neuropharma, Inc.*	723	6,239
Infinity Pharmaceuticals, Inc.*	13,364	30,069
Inhibrx, Inc.* (a)	4,285	187,126
Inovio Pharmaceuticals, Inc.* (a)	32,211	160,733
Inozyme Pharma, Inc.*	1,975	13,469
Insmed, Inc.*	18,147	494,324
Instil Bio, Inc.* (a)	8,309	142,167
Intellia Therapeutics, Inc.*	10,675	1,262,212
Intercept Pharmaceuticals, Inc.* (a)	3,857	62,831
Invitae Corp.* (a)	30,759	469,690
Ironwood Pharmaceuticals, Inc.*	22,713	264,834
iTeos Therapeutics, Inc.*	2,990	139,214
IVERIC bio, Inc.*	17,623	294,657
Janux Therapeutics, Inc.* (a)	1,948	38,434
Jounce Therapeutics, Inc.*	5,032	42,017
KalVista Pharmaceuticals, Inc.*	3,116	41,225
	Shares	Value ($)
Karuna Therapeutics, Inc.*	3,406	446,186
Karyopharm Therapeutics, Inc.* (a)	11,474	73,778
Keros Therapeutics, Inc.* (a)	2,392	139,956
Kezar Life Sciences, Inc.* (a)	5,428	90,756
Kiniksa Pharmaceuticals Ltd. "A"*	4,174	49,128
Kinnate Biopharma, Inc.*	3,767	66,751
Kodiak Sciences, Inc.* (a)	5,137	435,515
Kronos Bio, Inc.*	5,952	80,888
Krystal Biotech, Inc.*	2,747	192,153
Kura Oncology, Inc.*	9,577	134,078
Kymera Therapeutics, Inc.* (a)	5,333	338,592
Lexicon Pharmaceuticals, Inc.*	10,380	40,897
Ligand Pharmaceuticals, Inc.* (a)	2,333	360,355
Lineage Cell Therapeutics, Inc.* (a)	18,562	45,477
Lyell Immunopharma, Inc.*	3,440	26,626
MacroGenics, Inc.*	9,391	150,726
Madrigal Pharmaceuticals, Inc.* (a)	1,821	154,312
Magenta Therapeutics, Inc.*	4,575	20,267
MannKind Corp.* (a)	38,562	168,516
MaxCyte, Inc.*	14,821	151,026
MEI Pharma, Inc.* (a)	15,242	40,696
MeiraGTx Holdings PLC*	4,590	108,967
Mersana Therapeutics, Inc.*	10,564	65,708
MiMedx Group, Inc.* (a)	17,052	102,994
Mirum Pharmaceuticals, Inc.*	287	4,578
Molecular Templates, Inc.*	5,730	22,462
Monte Rosa Therapeutics, Inc.*	1,696	34,632
Morphic Holding, Inc.*	3,238	153,416
Mustang Bio, Inc.*	11,045	18,335
Myriad Genetics, Inc.*	12,117	334,429
Neoleukin Therapeutics, Inc.*	5,089	24,529
NexImmune, Inc.*	2,574	11,866
Nkarta, Inc.*	2,156	33,095
Nurix Therapeutics, Inc.* (a)	4,806	139,134
Nuvalent, Inc. "A"*	1,585	30,178
Ocugen, Inc.* (a)	28,302	128,774
Olema Pharmaceuticals, Inc.* (a)	3,732	34,932
Omega Therapeutics, Inc.*	1,055	11,953
Oncocyte Corp.*	10,247	22,236
Oncorus, Inc.*	3,123	16,458
Oncternal Therapeutics, Inc.*	6,739	15,298
OPKO Health, Inc.* (a)	61,943	297,946
Organogenesis Holdings, Inc.*	5,846	54,017
ORIC Pharmaceuticals, Inc.* (a)	4,704	69,149
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Outlook Therapeutics, Inc.*	13,336	18,137
Oyster Point Pharma, Inc.*	1,696	30,969
Passage Bio, Inc.*	5,678	36,055
PMV Pharmaceuticals, Inc.* (a)	4,022	92,908
Portage Biotech, Inc.*	548	5,880
Poseida Therapeutics, Inc.*	4,323	29,440
Praxis Precision Medicines, Inc.* (a)	5,162	101,691
Precigen, Inc.*	14,534	53,921
Precision BioSciences, Inc.*	7,836	57,986
Prelude Therapeutics, Inc.* (a)	1,618	20,144
Prometheus Biosciences, Inc.* (a)	4,609	182,240
Protagonist Therapeutics, Inc.* (a)	6,778	231,808
Prothena Corp. PLC*	5,538	273,577
PTC Therapeutics, Inc.*	10,687	425,663
Puma Biotechnology, Inc.*	4,810	14,622
Pyxis Oncology, Inc.*	1,727	18,945
Radius Health, Inc.* (a)	7,334	50,751
Rallybio Corp.*	955	9,111
RAPT Therapeutics, Inc.*	3,292	120,915
Recursion Pharmaceuticals, Inc. "A"* (a)	17,684	302,927
REGENXBIO, Inc.*	6,176	201,955
Relay Therapeutics, Inc.*	10,728	329,457
Reneo Pharmaceuticals, Inc.*	1,096	9,371
Replimune Group, Inc.*	4,653	126,096
REVOLUTION Medicines, Inc.* (a)	9,148	230,255
Rhythm Pharmaceuticals, Inc.*	6,753	67,395
Rigel Pharmaceuticals, Inc.*	25,327	67,117
Rocket Pharmaceuticals, Inc.*	6,212	135,608
Rubius Therapeutics, Inc.* (a)	6,913	66,918
Sana Biotechnology, Inc.* (a)	13,425	207,819
Sangamo Therapeutics, Inc.*	18,637	139,777
Scholar Rock Holding Corp.* (a)	4,350	108,054
Selecta Biosciences, Inc.*	13,726	44,747
Sensei Biotherapeutics, Inc.*	3,114	18,061
Sera Prognostics, Inc. "A"*	516	3,545
Seres Therapeutics, Inc.*	10,676	88,931
Sesen Bio, Inc.*	26,218	21,368
Shattuck Labs, Inc.*	4,078	34,704
Sigilon Therapeutics, Inc.*	2,035	5,617
Silverback Therapeutics, Inc.* (a)	3,308	22,031
Solid Biosciences, Inc.*	9,102	15,928
Sorrento Therapeutics, Inc.* (a)	45,820	213,063
	Shares	Value ($)
Spectrum Pharmaceuticals, Inc.*	24,947	31,683
Spero Therapeutics, Inc.*	3,443	55,122
SpringWorks Therapeutics, Inc.*	4,482	277,794
Spruce Biosciences, Inc.* (a)	1,143	5,098
SQZ Biotechnologies Co.* (a)	3,478	31,059
Stoke Therapeutics, Inc.*	2,923	70,123
Summit Therapeutics, Inc.*	3,405	9,159
Surface Oncology, Inc.*	5,050	24,139
Sutro Biopharma, Inc.*	6,637	98,759
Syndax Pharmaceuticals, Inc.*	6,894	150,910
Syros Pharmaceuticals, Inc.*	8,330	27,156
Talaris Therapeutics, Inc.*	3,330	50,916
Taysha Gene Therapies, Inc.* (a)	3,409	39,715
TCR2 Therapeutics, Inc.*	4,733	22,056
Tenaya Therapeutics, Inc.* (a)	2,043	38,715
TG Therapeutics, Inc.*	19,868	377,492
Tonix Pharmaceuticals Holding Corp.* (a)	70,128	25,085
Travere Therapeutics, Inc.*	9,045	280,757
Trevena, Inc.*	25,031	14,581
Turning Point Therapeutics, Inc.*	7,063	336,905
Twist Bioscience Corp.* (a)	7,237	560,071
Tyra Biosciences, Inc.*	1,915	26,944
UroGen Pharma Ltd.* (a)	3,025	28,768
Vanda Pharmaceuticals, Inc.*	8,210	128,815
Vaxart, Inc.* (a)	18,328	114,917
Vaxcyte, Inc.* (a)	6,100	145,119
VBI Vaccines, Inc.* (a)	28,377	66,402
Vera Therapeutics, Inc.*	1,560	41,683
Veracyte, Inc.*	10,342	426,090
Verastem, Inc.*	27,171	55,701
Vericel Corp.* (a)	7,109	279,384
Verve Therapeutics, Inc.* (a)	2,355	86,829
Viking Therapeutics, Inc.*	10,059	46,271
Vincerx Pharma, Inc.*	2,632	26,820
Vir Biotechnology, Inc.*	9,210	385,623
Viracta Therapeutics, Inc.*	5,563	20,305
VistaGen Therapeutics, Inc.* (a)	29,306	57,147
Vor BioPharma, Inc.*	2,768	32,164
Werewolf Therapeutics, Inc.*	4,104	48,879
XBiotech, Inc.	2,119	23,584
Xencor, Inc.*	8,682	348,322
Xilio Therapeutics, Inc.*	1,210	19,360
XOMA Corp.*	1,030	21,475
Y-mAbs Therapeutics, Inc.*	5,362	86,918
The accompanying notes are an integral part of the financial statements.
18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Zentalis Pharmaceuticals, Inc.*	5,556	467,037
ZIOPHARM Oncology, Inc.* (a)	30,832	33,607
		38,370,745
Health Care Equipment & Supplies 3.1%
Accelerate Diagnostics, Inc.* (a)	5,301	27,671
Accuray, Inc.*	14,218	67,820
Acutus Medical, Inc.*	2,691	9,176
Alphatec Holdings, Inc.*	10,554	120,632
AngioDynamics, Inc.*	5,792	159,743
Apyx Medical Corp.*	4,922	63,100
Asensus Surgical, Inc.* (a)	35,936	39,889
Aspira Women's Health, Inc.*	11,120	19,682
AtriCure, Inc.*	6,848	476,141
Atrion Corp.	210	148,029
Avanos Medical, Inc.*	7,346	254,686
Axogen, Inc.*	5,986	56,089
Axonics, Inc.*	7,034	393,904
BioLife Solutions, Inc.*	1,594	59,408
Bioventus, Inc. "A"*	4,604	66,712
Butterfly Network, Inc.* (a)	19,203	128,468
Cardiovascular Systems, Inc.*	6,171	115,891
Cerus Corp.*	26,336	179,348
ClearPoint Neuro, Inc.*	2,881	32,325
CONMED Corp.	4,419	626,437
CryoLife, Inc.*	5,766	117,338
CryoPort, Inc.*	6,275	371,292
Cue Health, Inc.*	2,323	31,151
Cutera, Inc.*	2,722	112,473
CVRx, Inc.* (a)	1,270	15,532
CytoSorbents Corp.*	6,431	26,946
DarioHealth Corp.*	2,068	26,822
Eargo, Inc.*	4,821	24,587
Glaukos Corp.*	6,964	309,480
Haemonetics Corp.*	7,791	413,235
Heska Corp.* (a)	1,520	277,385
Inari Medical, Inc.*	5,257	479,806
Inogen, Inc.*	2,986	101,524
Integer Holdings Corp.*	5,079	434,712
Intersect ENT, Inc.*	5,217	142,476
Invacare Corp.*	5,137	13,973
iRadimed Corp.*	1,016	46,949
iRhythm Technologies, Inc.*	4,557	536,313
Lantheus Holdings, Inc.*	10,285	297,134
LeMaitre Vascular, Inc.	2,860	143,658
LivaNova PLC*	8,171	714,391
Meridian Bioscience, Inc.*	6,361	129,764
Merit Medical Systems, Inc.*	7,794	485,566
Mesa Laboratories, Inc.	773	253,614
Natus Medical, Inc.*	5,043	119,670
Neogen Corp.*	16,565	752,217
	Shares	Value ($)
Neuronetics, Inc.*	3,831	17,086
NeuroPace, Inc.*	1,062	10,705
Nevro Corp.*	5,296	429,347
NuVasive, Inc.*	8,015	420,627
OraSure Technologies, Inc.*	10,660	92,635
Ortho Clinical Diagnostics Holdings PLC*	18,314	391,736
Orthofix Medical, Inc.*	2,868	89,166
OrthoPediatrics Corp.*	2,118	126,783
Outset Medical, Inc.* (a)	7,097	327,101
Paragon 28, Inc.*	1,382	24,448
PAVmed, Inc.*	10,684	26,283
PROCEPT BioRobotics Corp.*	1,158	28,962
Pulmonx Corp.* (a)	3,897	124,977
Pulse Biosciences, Inc.* (a)	2,153	31,886
Quotient Ltd.*	12,092	31,318
Retractable Technologies, Inc.* (a)	2,526	17,505
RxSight, Inc.*	1,538	17,303
SeaSpine Holdings Corp.*	4,869	66,316
Senseonics Holdings, Inc.* (a)	67,153	179,299
Shockwave Medical, Inc.*	5,166	921,253
SI-BONE, Inc.*	4,922	109,318
Sientra, Inc.*	8,318	30,527
Sight Sciences, Inc.*	1,580	27,761
Silk Road Medical, Inc.*	5,302	225,918
STAAR Surgical Co.*	7,265	663,295
Stereotaxis, Inc.*	7,906	49,017
Surmodics, Inc.*	2,093	100,778
Tactile Systems Technology, Inc.*	2,930	55,758
Talis Biomedical Corp.*	2,153	8,634
TransMedics Group, Inc.*	4,014	76,908
Treace Medical Concepts, Inc.*	4,636	86,415
Utah Medical Products, Inc.	540	54,000
Vapotherm, Inc.*	3,510	72,692
Varex Imaging Corp.*	5,958	187,975
ViewRay, Inc.*	21,404	117,936
Zynex, Inc.*	3,097	30,877
		14,695,704
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.*	17,918	314,819
Accolade, Inc.*	7,912	208,560
AdaptHealth Corp.*	11,075	270,895
Addus HomeCare Corp.*	2,391	223,582
Agiliti, Inc.* (a)	3,464	80,226
AirSculpt Technologies, Inc.*	1,105	18,995
Alignment Healthcare, Inc.*	12,157	170,927
AMN Healthcare Services, Inc.*	7,197	880,409
Apollo Medical Holdings, Inc.* (a)	5,808	426,772
Apria, Inc.*	2,974	96,952
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Aveanna Healthcare Holdings, Inc.*	5,986	44,296
Biodesix, Inc.*	1,882	9,956
Brookdale Senior Living, Inc.*	28,385	146,467
Castle Biosciences, Inc.*	3,180	136,327
Community Health Systems, Inc.*	19,163	255,060
CorVel Corp.* (a)	1,368	284,544
Covetrus, Inc.*	15,822	315,965
Cross Country Healthcare, Inc.*	5,540	153,790
Exagen, Inc.*	1,684	19,585
Fulgent Genetics, Inc.* (a)	3,184	320,279
Hanger, Inc.*	5,604	101,601
HealthEquity, Inc.*	12,622	558,397
InfuSystems Holdings, Inc.*	2,777	47,292
Innovage Holding Corp.*	2,834	14,170
LHC Group, Inc.*	4,652	638,394
LifeStance Health Group, Inc.* (a)	6,906	65,745
Magellan Health, Inc.*	3,591	341,109
MEDNAX, Inc.*	11,791	320,833
ModivCare, Inc.*	1,926	285,607
National HealthCare Corp.	1,872	127,184
National Research Corp.	2,056	85,365
Ontrack, Inc.*	1,246	7,837
Option Care Health, Inc.*	24,297	691,007
Owens & Minor, Inc.	11,165	485,677
Patterson Companies, Inc.	13,170	386,539
PetIQ, Inc.* (a)	4,056	92,112
Privia Health Group, Inc.*	2,462	63,692
Progyny, Inc.*	9,847	495,796
R1 RCM, Inc.*	18,329	467,206
RadNet, Inc.*	6,929	208,632
Select Medical Holdings Corp.	16,810	494,214
Sharps Compliance Corp.*	2,351	16,763
SOC Telemed, Inc.*	8,632	11,049
Surgery Partners, Inc.*	5,187	277,038
Tenet Healthcare Corp.*	16,199	1,323,296
The Ensign Group, Inc.	8,002	671,848
The Joint Corp.*	2,095	137,621
The Pennant Group, Inc.*	3,857	89,020
Tivity Health, Inc.*	6,608	174,716
Triple-S Management Corp.*	3,406	121,526
U.S. Physical Therapy, Inc. (a)	1,953	186,609
Viemed Healthcare, Inc.*	5,371	28,037
		13,394,338
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	18,477	340,901
American Well Corp. "A"*	28,538	172,369
Castlight Health, Inc. "B"*	18,342	28,247
Computer Programs & Systems, Inc.*	2,115	61,969
	Shares	Value ($)
Convey Health Solutions Holdings, Inc.*	2,195	18,350
Evolent Health, Inc. "A"*	12,192	337,353
Forian, Inc.*	2,788	25,148
Health Catalyst, Inc.*	8,040	318,545
HealthStream, Inc.*	3,730	98,323
iCAD, Inc.*	3,128	22,522
Inspire Medical Systems, Inc.*	4,117	947,157
Multiplan Corp.* (a)	58,315	258,335
NantHealth, Inc.*	5,014	5,290
NextGen Healthcare, Inc.*	8,795	156,463
Omnicell, Inc.*	6,675	1,204,437
OptimizeRx Corp.*	2,669	165,771
Phreesia, Inc.*	7,587	316,074
Schrodinger, Inc.* (a)	7,065	246,074
Simulations Plus, Inc. (a)	2,381	112,621
Tabula Rasa HealthCare, Inc.* (a)	3,409	51,135
Vocera Communications, Inc.*	5,295	343,328
		5,230,412
Life Sciences Tools & Services 0.8%
Absci Corp.* (a)	1,959	16,064
Akoya Biosciences, Inc.*	2,127	32,564
Alpha Teknova, Inc.*	1,002	20,521
Berkeley Lights, Inc.* (a)	7,366	133,914
Bionano Genomics, Inc.* (a)	43,832	131,058
ChromaDex Corp.*	7,696	28,783
Codex DNA, Inc.*	1,043	11,264
Codexis, Inc.*	9,220	288,309
Cytek Biosciences, Inc.*	2,392	39,037
Fluidigm Corp.*	11,244	44,077
Harvard Bioscience, Inc.*	6,434	45,360
Inotiv, Inc.* (a)	2,267	95,373
IsoPlexis Corp.*	1,320	12,131
Medpace Holdings, Inc.*	4,423	962,622
NanoString Technologies, Inc.*	7,064	298,313
NeoGenomics, Inc.*	17,358	592,255
Pacific Biosciences of California, Inc.*	29,762	608,931
Personalis, Inc.*	5,460	77,914
Quanterix Corp.*	4,816	204,198
Rapid Micro Biosystems, Inc. "A"*	1,116	11,874
Seer, Inc.* (a)	6,224	141,969
Singular Genomics Systems Inc.*	1,677	19,386
		3,815,917
Pharmaceuticals 1.4%
9 Meters Biopharma, Inc.*	32,519	31,826
Aclaris Therapeutics, Inc.* (a)	7,772	113,005
Aerie Pharmaceuticals, Inc.* (a)	6,490	45,560
The accompanying notes are an integral part of the financial statements.
20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Amneal Pharmaceuticals, Inc.*	15,449	74,001
Amphastar Pharmaceuticals, Inc.*	5,776	134,523
Ampio Pharmaceuticals, Inc.*	28,996	16,528
Angion Biomedica Corp.*	3,126	9,065
ANI Pharmaceuticals, Inc.*	1,679	77,368
Antares Pharma, Inc.*	25,905	92,481
Arvinas, Inc.*	7,213	592,476
Atea Pharmaceuticals, Inc.*	9,649	86,262
Athira Pharma, Inc.* (a)	4,925	64,173
Avalo Therapeutics, Inc.*	8,757	14,887
Axsome Therapeutics, Inc.* (a)	4,264	161,094
BioDelivery Sciences International, Inc.*	13,810	42,811
Cara Therapeutics, Inc.*	6,518	79,389
Cassava Sciences, Inc.* (a)	5,938	259,491
Citius Pharmaceuticals, Inc.* (a)	17,411	26,813
Collegium Pharmaceutical, Inc.*	5,452	101,843
Corcept Therapeutics, Inc.* (a)	14,605	289,179
CorMedix, Inc.*	6,430	29,256
Cymabay Therapeutics, Inc.*	10,657	36,021
Cyteir Therapeutics, Inc.*	1,192	13,553
DICE Therapeutics, Inc.*	2,170	54,923
Durect Corp.*	36,276	35,765
Edgewise Therapeutics, Inc.* (a)	5,966	91,160
Endo International PLC*	35,462	133,337
Esperion Therapeutics, Inc.*	4,147	20,735
Evolus, Inc.*	4,943	32,179
EyePoint Pharmaceuticals, Inc.*	3,227	39,498
Fulcrum Therapeutics, Inc.* (a)	3,956	69,982
Harmony Biosciences Holdings, Inc.*	3,434	146,426
Ikena Oncology, Inc.*	4,321	54,185
Innoviva, Inc.*	6,876	118,611
Intra-Cellular Therapies, Inc.* (a)	10,836	567,156
Kala Pharmaceuticals, Inc.*	7,896	9,554
Kaleido Biosciences, Inc.*	2,389	5,710
KemPharm, Inc.*	4,383	38,176
Landos Biopharma, Inc.*	617	2,962
Marinus Pharmaceuticals, Inc.*	5,675	67,419
Mind Medicine MindMed, Inc.* (a)	51,517	71,093
NGM Biopharmaceuticals, Inc.*	4,818	85,327
Nuvation Bio, Inc.* (a)	24,388	207,298
Ocular Therapeutix, Inc.*	11,617	80,970
	Shares	Value ($)
Omeros Corp.* (a)	8,907	57,272
Oramed Pharmaceuticals, Inc.*	4,497	64,217
Pacira BioSciences, Inc.*	6,798	409,036
Paratek Pharmaceuticals, Inc.*	6,988	31,376
Phathom Pharmaceuticals, Inc.* (a)	3,105	61,075
Phibro Animal Health Corp. "A"	3,142	64,160
Pliant Therapeutics, Inc.*	3,531	47,668
Prestige Consumer Healthcare, Inc.*	7,588	460,212
Provention Bio, Inc.* (a)	8,664	48,692
Rain Therapeutics, Inc.*	2,513	32,367
Reata Pharmaceuticals, Inc. "A"* (a)	4,257	112,257
Relmada Therapeutics, Inc.*	2,318	52,225
Revance Therapeutics, Inc.*	11,009	179,667
Seelos Therapeutics, Inc.*	13,947	22,734
SIGA Technologies, Inc.*	7,275	54,708
Supernus Pharmaceuticals, Inc.*	7,513	219,079
Tarsus Pharmaceuticals, Inc.*	1,379	31,027
Terns Pharmaceuticals, Inc.*	1,924	13,603
TherapeuticsMD, Inc.* (a)	54,921	19,524
Theravance Biopharma, Inc.*	9,299	102,754
Theseus Pharmaceuticals, Inc.* (a)	1,848	23,433
Ventyx Biosciences, Inc.* (a)	1,638	32,531
Verrica Pharmaceuticals, Inc.*	2,141	19,612
WaVe Life Sciences Ltd.*	5,506	17,289
Zogenix, Inc.*	9,001	146,266
		6,646,855
Industrials 14.8%
Aerospace & Defense 0.6%
AAR Corp.*	5,141	200,653
Aerojet Rocketdyne Holdings, Inc.	11,546	539,891
AeroVironment, Inc.*	3,487	216,299
AerSale Corp.*	1,422	25,226
Astronics Corp.*	3,430	41,160
Byrna Technologies, Inc.*	2,742	36,606
Cadre Holdings, Inc.*	947	24,073
Ducommun, Inc.*	1,690	79,041
Kaman Corp.	4,241	182,999
Kratos Defense & Security Solutions, Inc.*	18,755	363,847
Maxar Technologies, Inc.	11,065	326,749
Moog, Inc. "A"	4,373	354,082
National Presto Industries, Inc.	791	64,886
PAE, Inc.*	10,705	106,301
Park Aerospace Corp.	2,688	35,481
Parsons Corp.*	4,038	135,879
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Triumph Group, Inc.*	9,930	184,003
Vectrus, Inc.*	1,813	82,981
		3,000,157
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	9,004	264,538
Atlas Air Worldwide Holdings, Inc.*	4,437	417,610
Forward Air Corp.	4,081	494,168
Hub Group, Inc. "A"*	5,097	429,371
Radiant Logistics, Inc.*	5,654	41,218
		1,646,905
Airlines 0.3%
Allegiant Travel Co.*	2,352	439,918
Frontier Group Holdings, Inc.*	5,328	72,301
Hawaiian Holdings, Inc.*	7,822	143,690
Mesa Air Group, Inc.*	5,331	29,854
SkyWest, Inc.*	7,703	302,728
Spirit Airlines, Inc.*	15,236	332,906
Sun Country Airlines Holdings, Inc.*	4,752	129,492
		1,450,889
Building Products 1.3%
AAON, Inc.	6,463	513,356
American Woodmark Corp.*	2,528	164,826
Apogee Enterprises, Inc.	3,839	184,848
Caesarstone Ltd.	3,272	37,104
Cornerstone Building Brands, Inc.*	8,433	147,071
CSW Industrials, Inc.	2,304	278,461
Gibraltar Industries, Inc.*	5,075	338,401
Griffon Corp.	7,041	200,528
Insteel Industries, Inc.	2,877	114,533
JELD-WEN Holding, Inc.*	13,846	364,981
Masonite International Corp.*	3,606	425,328
PGT Innovations, Inc.*	8,782	197,507
Quanex Building Products Corp.	4,928	122,116
Resideo Technologies, Inc.*	22,094	575,107
Simpson Manufacturing Co., Inc.	6,685	929,683
UFP Industries, Inc.	9,228	849,068
View, Inc.* (a)	21,465	83,928
Zurn Water Solutions Corp.	18,680	679,952
		6,206,798
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	10,339	422,348
ACCO Brands Corp.	14,690	121,339
Aris Water Solution, Inc. "A"*	3,035	39,303
Brady Corp. "A"	7,251	390,829
BrightView Holdings, Inc.*	6,014	84,677
Casella Waste Systems, Inc. "A"*	7,559	645,690
	Shares	Value ($)
CECO Environmental Corp.*	4,425	27,568
Cimpress PLC*	2,616	187,332
CompX International, Inc.	256	5,752
CoreCivic, Inc.*	18,400	183,448
Deluxe Corp.	6,525	209,518
Ennis, Inc.	4,003	78,179
Harsco Corp.* (a)	12,241	204,547
Healthcare Services Group, Inc. (a)	11,585	206,097
Heritage-Crystal Clean, Inc.*	2,491	79,762
HNI Corp.	6,711	282,198
Interface, Inc.	8,677	138,398
KAR Auction Services, Inc.*	18,340	286,471
Kimball International, Inc. "B"	5,579	57,073
Matthews International Corp. "A"	4,690	171,982
MillerKnoll, Inc.	11,470	449,509
Montrose Environmental Group, Inc.*	3,993	281,546
NL Industries, Inc.	1,487	11,004
Pitney Bowes, Inc.	26,549	176,020
RR Donnelley & Sons Co.*	10,908	122,824
SP Plus Corp.*	3,660	103,285
Steelcase, Inc. "A"	12,921	151,434
Team, Inc.*	3,398	3,704
Tetra Tech, Inc.	8,225	1,396,605
The Brink's Co.	7,305	478,989
U.S. Ecology, Inc.*	4,825	154,111
UniFirst Corp.	2,317	487,497
Viad Corp.*	3,035	129,868
VSE Corp.	1,559	95,005
		7,863,912
Construction & Engineering 1.5%
Ameresco, Inc. "A"*	4,757	387,410
API Group Corp. 144A*	30,748	792,376
Arcosa, Inc.	7,331	386,344
Argan, Inc.	2,205	85,312
Comfort Systems U.S.A., Inc.	5,481	542,290
Concrete Pumping Holdings, Inc.*	3,639	29,840
Construction Partners, Inc. "A"*	4,412	129,757
Dycom Industries, Inc.*	4,493	421,264
EMCOR Group, Inc.	8,175	1,041,413
Fluor Corp.*	21,873	541,794
Granite Construction, Inc.	7,103	274,886
Great Lakes Dredge & Dock Corp.*	10,147	159,511
IES Holdings, Inc.*	1,268	64,212
Infrastructure and Energy Alternatives, Inc.*	4,068	37,426
INNOVATE Corp.*	6,830	25,271
Matrix Service Co.*	4,083	30,704
MYR Group, Inc.*	2,553	282,234
Northwest Pipe Co.*	1,413	44,933
The accompanying notes are an integral part of the financial statements.
22 |	DWS Small Cap Index VIP

	Shares	Value ($)
NV5 Global, Inc.*	2,009	277,483
Primoris Services Corp.	8,337	199,921
Sterling Construction Co., Inc.*	4,316	113,511
Tutor Perini Corp.*	6,512	80,553
WillScot Mobile Mini Holdings Corp*	32,225	1,316,069
		7,264,514
Electrical Equipment 1.0%
Advent Technologies Holdings, Inc.*	2,624	18,394
Allied Motion Technologies, Inc.	1,884	68,747
American Superconductor Corp.*	4,125	44,880
Array Technologies, Inc.*	19,702	309,124
Atkore, Inc.*	7,040	782,778
AZZ, Inc.	3,738	206,674
Babcock & Wilcox Enterprises, Inc.*	8,521	76,859
Beam Global*	1,351	25,129
Blink Charging Co.* (a)	5,606	148,615
Bloom Energy Corp. "A"* (a)	21,776	477,548
Encore Wire Corp.	3,006	430,159
EnerSys	6,522	515,629
Eos Energy Enterprises, Inc.*	6,349	47,745
FTC Solar, Inc.*	2,958	22,362
FuelCell Energy, Inc.* (a)	56,663	294,648
GrafTech International, Ltd.	30,518	361,028
Powell Industries, Inc.	1,308	38,573
Preformed Line Products Co.	404	26,139
Romeo Power, Inc.* (a)	20,015	73,055
Stem, Inc.* (a)	17,485	331,690
Thermon Group Holdings, Inc.*	5,197	87,985
TPI Composites, Inc.*	5,491	82,145
Vicor Corp.*	3,265	414,590
		4,884,496
Machinery 3.7%
AgEagle Aerial Systems, Inc.*	10,273	16,129
Alamo Group, Inc.	1,491	219,445
Albany International Corp. "A"	4,657	411,912
Altra Industrial Motion Corp.	10,001	515,752
Astec Industries, Inc.	3,457	239,466
Barnes Group, Inc.	7,151	333,165
Blue Bird Corp.*	2,368	37,036
Chart Industries, Inc.* (a)	5,574	888,997
CIRCOR International, Inc.*	2,832	76,974
Columbus McKinnon Corp.	4,274	197,715
Commercial Vehicle Group, Inc.*	4,934	39,768
Desktop Metal, Inc. "A"* (a)	29,120	144,144
Douglas Dynamics, Inc.	3,379	131,984
	Shares	Value ($)
Energy Recovery, Inc.*	6,511	139,921
Enerpac Tool Group Corp.	9,255	187,691
EnPro Industries, Inc.	3,186	350,683
ESCO Technologies, Inc.	3,897	350,691
Evoqua Water Technologies Corp.*	17,641	824,717
Federal Signal Corp.	9,264	401,502
Franklin Electric Co., Inc.	7,094	670,809
Gorman-Rupp Co.	3,377	150,445
Greenbrier Companies, Inc.	4,963	227,752
Helios Technologies, Inc.	4,979	523,641
Hillenbrand, Inc.	11,246	584,680
Hydrofarm Holdings Group, Inc.* (a)	6,022	170,362
Hyliion Holdings Corp.* (a)	18,034	111,811
Hyster-Yale Materials Handling, Inc.	1,567	64,404
Ideanomics, Inc.* (a)	67,752	81,302
John Bean Technologies Corp.	4,830	741,695
Kadant, Inc.	1,746	402,418
Kennametal, Inc.	12,889	462,844
Lindsay Corp.	1,696	257,792
Luxfer Holdings PLC	4,440	85,736
Mayville Engineering Co., Inc.*	1,165	17,370
Meritor, Inc.*	10,528	260,884
Miller Industries, Inc.	1,713	57,214
Mueller Industries, Inc.	8,606	510,852
Mueller Water Products, Inc. "A"	23,786	342,518
Nikola Corp.* (a)	34,811	343,585
NN, Inc.*	7,174	29,413
Omega Flex, Inc.	450	57,128
Park-Ohio Holdings Corp.	1,208	25,573
Proto Labs, Inc.*	4,311	221,370
RBC Bearings, Inc.*	4,267	861,806
REV Group, Inc.	4,423	62,585
Shyft Group, Inc.	5,242	257,539
SPX Corp.*	6,761	403,496
SPX FLOW, Inc.	6,333	547,678
Standex International Corp.	1,860	205,828
Tennant Co.	2,818	228,371
Terex Corp.	10,550	463,673
The Manitowoc Co., Inc.*	5,321	98,917
Titan International, Inc.*	7,771	85,170
TriMas Corp.	6,626	245,162
Trinity Industries, Inc.	11,678	352,676
Wabash National Corp.	7,648	149,289
Watts Water Technologies, Inc. "A"	4,215	818,427
Welbilt, Inc.*	20,192	479,964
		17,169,871
Marine 0.2%
Costamare, Inc.	7,787	98,506
Eagle Bulk Shipping, Inc.	1,283	58,376
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Genco Shipping & Trading Ltd.	4,947	79,152
Matson, Inc.	6,323	569,260
Safe Bulkers, Inc.*	9,520	35,890
		841,184
Professional Services 1.7%
Acacia Research Corp.*	7,472	38,331
ASGN, Inc.*	7,752	956,597
Atlas Technical Consultants, Inc.*	2,067	17,404
Barrett Business Services, Inc.	1,203	83,079
CBIZ, Inc.*	7,384	288,862
CRA International, Inc.	1,072	100,082
Exponent, Inc.	7,982	931,739
First Advantage Corp.*	8,373	159,422
Forrester Research, Inc.*	1,718	100,898
Franklin Covey Co.*	1,926	89,289
Heidrick & Struggles International, Inc.	3,033	132,633
HireQuest, Inc.	779	15,705
HireRight Holdings Corp.*	3,335	53,360
Huron Consulting Group, Inc.*	3,241	161,726
ICF International, Inc.	2,871	294,421
Insperity, Inc.	5,588	659,999
KBR, Inc.	21,541	1,025,783
Kelly Services, Inc. "A"	5,377	90,172
Kforce, Inc.	3,096	232,881
Korn Ferry	8,186	619,926
ManTech International Corp. "A"	4,214	307,327
Mistras Group, Inc.*	2,950	21,919
Resources Connection, Inc.	4,683	83,545
Sterling Check Corp.*	2,432	49,880
TriNet Group, Inc.*	6,227	593,184
TrueBlue, Inc.*	5,326	147,370
Upwork, Inc.*	18,052	616,656
Willdan Group, Inc.*	1,623	57,130
		7,929,320
Road & Rail 0.9%
ArcBest Corp.	3,899	467,295
Avis Budget Group, Inc.*	6,320	1,310,578
Covenant Logistics Group, Inc.*	1,733	45,803
Daseke, Inc.*	5,765	57,881
Heartland Express, Inc.	7,189	120,919
HyreCar, Inc.*	2,692	12,679
Marten Transport Ltd.	8,921	153,084
P.A.M. Transportation Services, Inc.*	527	37,422
Saia, Inc.*	4,051	1,365,309
U.S. Xpress Enterprises, Inc. "A"*	4,479	26,292
Universal Logistics Holdings, Inc.	1,353	25,518
	Shares	Value ($)
Werner Enterprises, Inc.	9,348	445,526
Yellow Corp.*	7,738	97,421
		4,165,727
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.*	2,939	43,027
Applied Industrial Technologies, Inc.	5,839	599,665
Beacon Roofing Supply, Inc.*	8,618	494,242
BlueLinx Holdings, Inc.*	1,378	131,957
Boise Cascade Co.	6,059	431,401
Custom Truck One Source, Inc.*	6,878	55,024
DXP Enterprises, Inc.* (a)	2,623	67,332
EVI Industries, Inc.*	839	26,202
GATX Corp. (a)	5,364	558,875
Global Industrial Co.	2,010	82,209
GMS, Inc.*	6,607	397,147
H&E Equipment Services, Inc.	4,875	215,816
Herc Holdings, Inc.	3,809	596,299
Karat Packaging, Inc.*	711	14,369
Lawson Products, Inc.*	770	42,158
McGrath RentCorp.	3,679	295,277
MRC Global, Inc.*	12,309	84,686
NOW, Inc.*	16,588	141,662
Rush Enterprises, Inc. "A"	6,523	362,940
Rush Enterprises, Inc. "B"	956	51,595
Textainer Group Holdings Ltd. (a)	7,183	256,505
Titan Machinery, Inc.*	2,927	98,611
Transcat, Inc.*	1,066	98,530
Triton International Ltd.	10,275	618,863
Veritiv Corp.*	2,180	267,203
WESCO International, Inc.*	6,785	892,838
Willis Lease Finance Corp.*	491	18,486
		6,942,919
Information Technology 14.1%
Communications Equipment 0.8%
ADTRAN, Inc.	7,559	172,572
Aviat Networks, Inc.*	1,649	52,900
CalAmp Corp.*	5,260	37,136
Calix, Inc.*	8,502	679,905
Cambium Networks Corp.*	1,570	40,239
Casa Systems, Inc.*	4,292	24,336
Clearfield, Inc.*	1,783	150,521
Comtech Telecommunications Corp.	3,836	90,875
Digi International, Inc.* (a)	5,256	129,140
DZS, Inc.*	2,494	40,453
EMCORE Corp.*	5,639	39,360
Extreme Networks, Inc.*	19,202	301,471
Harmonic, Inc.*	13,845	162,817
Infinera Corp.* (a)	28,143	269,891
Inseego Corp.* (a)	12,848	74,904
The accompanying notes are an integral part of the financial statements.
24 |	DWS Small Cap Index VIP

	Shares	Value ($)
KVH Industries, Inc.*	2,389	21,955
NETGEAR, Inc.*	4,579	133,752
NetScout Systems, Inc.*	10,812	357,661
Plantronics, Inc.*	6,550	192,177
Ribbon Communications, Inc.*	10,566	63,924
Viavi Solutions, Inc.*	36,603	644,945
		3,680,934
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.* (a)	2,913	75,359
Advanced Energy Industries, Inc.	5,772	525,598
Aeva Technologies, Inc.* (a)	16,288	123,137
Akoustis Technologies, Inc.* (a)	6,877	45,938
Arlo Technologies, Inc.*	12,589	132,059
Badger Meter, Inc.	4,441	473,233
Belden, Inc.	6,821	448,344
Benchmark Electronics, Inc. (a)	5,510	149,321
CTS Corp.	4,830	177,358
Daktronics, Inc.*	4,972	25,109
ePlus, Inc.*	4,072	219,399
Fabrinet*	5,689	673,976
FARO Technologies, Inc.*	2,796	195,776
Identiv, Inc.*	3,177	89,401
II-VI, Inc.* (a)	16,206	1,107,356
Insight Enterprises, Inc.*	5,234	557,944
Iteris, Inc.*	6,737	26,948
Itron, Inc.*	6,908	473,336
Kimball Electronics, Inc.*	3,594	78,205
Knowles Corp.*	13,533	315,996
Luna Innovations, Inc.*	4,492	37,913
Methode Electronics, Inc. (a)	5,915	290,841
MicroVision, Inc.* (a)	25,603	128,271
Napco Security Technologies, Inc.*	2,158	107,857
nLight, Inc.*	6,535	156,513
Novanta, Inc.*	5,388	950,066
OSI Systems, Inc.*	2,544	237,101
Ouster, Inc.* (a)	24,153	125,596
PAR Technology Corp.* (a)	3,813	201,212
PC Connection, Inc.	1,727	74,486
Plexus Corp.*	4,319	414,149
Rogers Corp.*	2,858	780,234
Sanmina Corp.*	9,605	398,223
ScanSource, Inc.*	3,955	138,741
TTM Technologies, Inc.*	15,648	233,155
Velodyne Lidar, Inc.*	10,869	50,432
Vishay Intertechnology, Inc.	20,484	447,985
Vishay Precision Group, Inc.*	1,914	71,048
		10,757,616
	Shares	Value ($)
IT Services 1.5%
BigCommerce Holdings, Inc.*	7,480	264,568
Brightcove, Inc.*	6,293	64,314
Cantaloupe, Inc.*	8,950	79,476
Cass Information Systems, Inc.	2,092	82,257
Conduent, Inc.*	25,797	137,756
CSG Systems International, Inc.	5,016	289,022
DigitalOcean Holdings, Inc.*	7,762	623,521
EVERTEC, Inc.	9,213	460,466
Evo Payments, Inc. "A"*	7,196	184,218
ExlService Holdings, Inc.*	5,047	730,654
Flywire Corp.* (a)	9,642	366,975
GreenBox POS*	2,667	11,201
Grid Dynamics Holdings, Inc.*	6,960	264,271
I3 Verticals, Inc. "A"*	3,295	75,093
IBEX Holdings Ltd.*	973	12,542
International Money Express, Inc.*	4,656	74,310
Limelight Networks, Inc.*	18,485	63,404
LiveRamp Holdings, Inc.*	10,196	488,898
Maximus, Inc.	9,390	748,101
MoneyGram International, Inc.*	13,368	105,474
Paya Holdings, Inc.*	12,650	80,201
Perficient, Inc.*	4,956	640,761
Priority Technology Holdings, Inc.*	1,214	8,595
Rackspace Technology, Inc.* (a)	8,261	111,276
Remitly Global, Inc.*	1,909	39,364
Repay Holdings Corp.*	13,294	242,881
StarTek, Inc.*	2,999	15,655
The Hackett Group, Inc.	3,809	78,199
TTEC Holdings, Inc.	2,795	253,087
Tucows, Inc. "A"* (a)	1,493	125,143
Unisys Corp.*	9,937	204,404
Verra Mobility Corp.*	21,939	338,519
		7,264,606
Semiconductors & Semiconductor Equipment 3.7%
Alpha & Omega Semiconductor Ltd.*	3,278	198,516
Ambarella, Inc.*	5,389	1,093,374
Amkor Technology, Inc.	15,729	389,922
Atomera, Inc.* (a)	2,972	59,797
Axcelis Technologies, Inc.*	5,160	384,729
AXT, Inc.*	6,078	53,547
CEVA, Inc.*	3,529	152,594
CMC Materials, Inc.	4,344	832,701
Cohu, Inc.*	7,438	283,313
Diodes, Inc.*	6,702	735,947
FormFactor, Inc.* (a)	11,994	548,366
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Ichor Holdings Ltd.*	4,310	198,389
Impinj, Inc.*	2,869	254,480
Kopin Corp.* (a)	11,919	48,749
Kulicke & Soffa Industries, Inc.	9,429	570,832
Lattice Semiconductor Corp.*	20,719	1,596,606
MACOM Technology Solutions Holdings, Inc.*	7,507	587,798
MaxLinear, Inc.*	10,853	818,208
Meta Materials, Inc.* (a)	31,319	77,045
NeoPhotonics Corp.*	7,981	122,668
NVE Corp.	734	50,132
Onto Innovation, Inc.*	7,431	752,240
PDF Solutions, Inc.*	4,558	144,899
Photronics, Inc.*	9,072	171,007
Power Integrations, Inc.	9,209	855,424
Rambus, Inc.*	16,618	488,403
Semtech Corp.*	9,861	876,939
Silicon Laboratories, Inc.*	6,090	1,257,098
SiTime Corp.*	2,437	712,920
SkyWater Technology, Inc.*	1,213	19,675
SMART Global Holdings, Inc.*	2,685	190,608
SunPower Corp.* (a)	12,318	257,077
Synaptics, Inc.*	5,993	1,735,033
Ultra Clean Holdings, Inc.*	6,852	393,031
Veeco Instruments, Inc.*	7,500	213,525
		17,125,592
Software 5.5%
8x8, Inc.*	17,226	288,708
A10 Networks, Inc.	9,328	154,658
ACI Worldwide, Inc.*	18,154	629,944
Agilysys, Inc.*	3,280	145,829
Alarm.com Holdings, Inc.*	7,231	613,261
Alkami Technology, Inc.*	4,412	88,505
Altair Engineering, Inc. "A"*	7,015	542,400
American Software, Inc. "A"	4,694	122,842
Appfolio, Inc. "A"*	2,905	351,679
Appian Corp.*	6,075	396,151
Arteris, Inc.*	800	16,888
Asana, Inc. "A"*	10,899	812,520
Avaya Holdings Corp.*	12,801	253,460
AvidXchange Holdings, Inc.*	3,914	58,945
Benefitfocus, Inc.*	3,761	40,092
Blackbaud, Inc.* (a)	7,310	577,344
Blackline, Inc.*	8,287	858,036
Bottomline Technologies DE, Inc.*	6,849	386,763
Box, Inc. "A"*	21,372	559,733
BTRS Holdings, Inc. "A"*	9,562	74,775
Cerence, Inc.* (a)	5,839	447,501
ChannelAdvisor Corp.*	4,451	109,851
Cleanspark, Inc.* (a)	5,029	47,876
CommVault Systems, Inc.*	6,989	481,682
	Shares	Value ($)
Consensus Cloud Solutions, Inc.*	2,452	141,897
CoreCard Corp.* (a)	1,035	40,158
Couchbase, Inc.*	1,413	35,268
CS Disco, Inc.*	1,198	42,828
Digimarc Corp.* (a)	1,872	73,907
Digital Turbine, Inc.* (a)	13,888	847,029
Domo, Inc. "B"*	4,277	212,139
E2open Parent Holdings, Inc.* (a)	30,452	342,889
Ebix, Inc.	4,039	122,786
eGain Corp.*	2,965	29,591
Enfusion, Inc. "A"* (a)	3,338	69,898
EngageSmart, Inc.*	2,464	59,432
Envestnet, Inc.*	8,286	657,411
EverCommerce, Inc.* (a)	2,453	38,635
GTY Technology Holdings, Inc.*	4,948	33,152
Instructure Holdings, Inc.*	1,756	42,109
Intapp, Inc.*	1,485	37,363
InterDigital, Inc.	4,718	337,950
JFrog Ltd.*	8,220	244,134
Kaltura, Inc.*	2,543	8,570
LivePerson, Inc.*	10,051	359,022
Marathon Digital Holdings, Inc.* (a)	14,613	480,183
MeridianLink, Inc.*	1,846	39,837
MicroStrategy, Inc. "A"* (a)	1,295	705,114
Mimecast Ltd.*	9,298	739,842
Mitek Systems, Inc.*	6,455	114,576
Model N, Inc.*	5,459	163,934
Momentive Global, Inc.*	19,895	420,779
ON24, Inc.* (a)	4,000	69,400
OneSpan, Inc.*	5,357	90,694
PagerDuty, Inc.*	12,542	435,834
Ping Identity Holding Corp.*	9,257	211,800
Progress Software Corp.	6,791	327,802
PROS Holdings, Inc.*	6,210	214,183
Q2 Holdings, Inc.*	8,382	665,866
Qualys, Inc.*	5,246	719,856
Rapid7, Inc.*	8,581	1,009,898
Rekor Systems, Inc.*	4,802	31,453
Rimini Street, Inc.*	6,723	40,136
Riot Blockchain, Inc.* (a)	13,608	303,867
Sailpoint Technologies Holdings, Inc.*	13,999	676,712
Sapiens International Corp. NV	4,762	164,051
SecureWorks Corp. "A"*	1,587	25,344
ShotSpotter, Inc.*	1,228	36,251
Smith Micro Software, Inc.*	7,445	36,629
Sprout Social, Inc. "A"*	6,917	627,303
SPS Commerce, Inc.*	5,511	784,491
Stronghold Digital Mining, Inc. "A"*	1,158	14,880
Sumo Logic, Inc.*	13,460	182,518
Telos Corp.*	5,981	92,227
The accompanying notes are an integral part of the financial statements.
26 |	DWS Small Cap Index VIP

	Shares	Value ($)
Tenable Holdings, Inc.*	14,144	778,910
Upland Software, Inc.*	4,242	76,101
Varonis Systems, Inc.*	16,371	798,577
Verint Systems, Inc.*	9,932	521,529
Veritone, Inc.* (a)	4,312	96,934
Viant Technology, Inc. "A"*	1,751	16,993
VirnetX Holding Corp.*	9,845	25,597
Vonage Holdings Corp.*	36,948	768,149
Weave Communications, Inc.*	767	11,643
Workiva, Inc.*	6,545	854,057
Xperi Holding Corp.	16,242	307,136
Yext, Inc.*	17,486	173,461
Zuora, Inc. "A"*	17,084	319,129
		26,009,287
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	18,996	409,174
Avid Technology, Inc.*	5,556	180,959
Corsair Gaming, Inc.* (a)	4,136	86,897
Diebold Nixdorf, Inc.* (a)	11,507	104,138
Eastman Kodak Co.*	6,917	32,372
Quantum Corp.*	8,574	47,328
Super Micro Computer, Inc.*	6,674	293,322
Turtle Beach Corp.*	2,183	48,594
		1,202,784
Materials 3.6%
Chemicals 1.9%
AdvanSix, Inc.	4,114	194,387
American Vanguard Corp.	4,486	73,526
Amyris, Inc.* (a)	27,143	146,844
Avient Corp.	13,847	774,740
Balchem Corp.	4,953	835,076
Cabot Corp.	8,592	482,870
Chase Corp.	1,180	117,481
Danimer Scientific, Inc.* (a)	13,879	118,249
Ecovyst, Inc.	7,905	80,947
Ferro Corp.*	12,509	273,071
FutureFuel Corp.	3,994	30,514
GCP Applied Technologies, Inc.*	7,644	242,009
H.B. Fuller Co.	7,971	645,651
Hawkins, Inc.	2,832	111,722
Ingevity Corp.*	6,018	431,491
Innospec, Inc.	3,705	334,710
Intrepid Potash, Inc.*	1,624	69,394
Koppers Holdings, Inc.* (a)	3,245	101,569
Kraton Corp.*	4,859	225,069
Kronos Worldwide, Inc.	3,404	51,094
Livent Corp.* (a)	24,744	603,259
Marrone Bio Innovations, Inc.*	16,520	11,898
Minerals Technologies, Inc.	5,016	366,920
Orion Engineered Carbons SA*	9,240	169,646
	Shares	Value ($)
PureCycle Technologies, Inc.* (a)	8,218	78,646
Quaker Chemical Corp.	2,077	479,330
Rayonier Advanced Materials, Inc.*	9,680	55,273
Sensient Technologies Corp.	6,481	648,489
Stepan Co.	3,308	411,151
Tredegar Corp.	4,170	49,289
Trinseo PLC	6,011	315,337
Tronox Holdings PLC "A"	17,682	424,898
Valhi, Inc.	416	11,960
Zymergen, Inc.* (a)	12,370	82,755
		9,049,265
Construction Materials 0.2%
Forterra, Inc.*	4,539	107,937
Summit Materials, Inc. "A"*	18,277	733,639
United States Lime & Minerals, Inc.	300	38,706
		880,282
Containers & Packaging 0.2%
Greif, Inc. "A"	3,950	238,461
Greif, Inc. "B"	852	50,933
Myers Industries, Inc.	5,301	106,073
O-I Glass, Inc*	24,429	293,881
Pactiv Evergreen, Inc.	6,850	86,858
Ranpak Holdings Corp.*	5,809	218,302
UFP Technologies, Inc.*	1,043	73,281
		1,067,789
Metals & Mining 1.2%
Allegheny Technologies, Inc.*	19,487	310,428
Arconic Corp.*	16,249	536,379
Carpenter Technology Corp.	7,295	212,941
Century Aluminum Co.*	7,661	126,866
Coeur Mining, Inc.*	39,742	200,300
Commercial Metals Co.	18,504	671,510
Compass Minerals International, Inc.	5,284	269,907
Constellium SE*	18,950	339,394
Ferroglobe Representation & Warranty Insurance Trust	12,466	0
Gatos Silver, Inc.*	6,925	71,882
Haynes International, Inc.	1,818	73,320
Hecla Mining Co.	82,079	428,452
Kaiser Aluminum Corp.	2,451	230,247
Materion Corp.	3,141	288,784
MP Materials Corp.* (a)	11,585	526,191
Novagold Resources, Inc.*	36,873	252,949
Olympic Steel, Inc.	1,578	37,083
Perpetua Resources Corp.*	4,104	19,494
PolyMet Mining Corp.*	4,457	11,143
Ryerson Holding Corp.	2,428	63,249
Schnitzer Steel Industries, Inc. "A"	3,942	204,669
SunCoke Energy, Inc.	12,238	80,648
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 27

	Shares	Value ($)
TimkenSteel Corp.*	7,129	117,628
Warrior Met Coal, Inc.	7,958	204,600
Worthington Industries, Inc.	4,976	271,988
		5,550,052
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,553	93,619
Glatfelter Corp.	6,822	117,338
Neenah, Inc. (a)	2,508	116,070
Schweitzer-Mauduit International, Inc.	4,916	146,989
Verso Corp. "A"	3,966	107,161
		581,177
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs) 6.5%
Acadia Realty Trust	13,274	289,771
Agree Realty Corp.	10,526	751,135
Alexander & Baldwin, Inc.*	11,034	276,843
Alexander's, Inc.	337	87,721
American Assets Trust, Inc.	7,593	284,965
American Finance Trust, Inc.	18,808	171,717
Apartment Investment and Management Co. "A"*	22,957	177,228
Apple Hospitality REIT, Inc.	32,765	529,155
Armada Hoffler Properties, Inc.	9,083	138,243
Ashford Hospitality Trust, Inc.*	2,493	23,933
Braemar Hotels & Resorts, Inc.*	8,901	45,395
Brandywine Realty Trust	26,184	351,389
Broadstone Net Lease, Inc. (a)	23,990	595,432
BRT Apartments Corp.	1,764	42,318
CareTrust REIT, Inc.	14,787	337,587
CatchMark Timber Trust, Inc. "A"	7,559	65,839
Centerspace	2,184	242,206
Chatham Lodging Trust*	7,225	99,127
City Office REIT, Inc.	6,317	124,571
Clipper Realty, Inc.	1,682	16,719
Community Healthcare Trust, Inc.	3,559	168,234
CorePoint Lodging, Inc.*	6,156	96,649
Corporate Office Properties Trust	17,352	485,335
CTO Realty Growth, Inc.	866	53,190
DiamondRock Hospitality Co.*	32,179	309,240
DigitalBridge Group, Inc.* (a)	74,745	622,626
Diversified Healthcare Trust	35,482	109,639
Easterly Government Properties, Inc.	13,246	303,598
EastGroup Properties, Inc.	6,164	1,404,467
Empire State Realty Trust, Inc. "A"	22,234	197,883
	Shares	Value ($)
Equity Commonwealth*	17,977	465,604
Essential Properties Realty Trust, Inc.	18,571	535,402
Farmland Partners, Inc.	4,375	52,281
Four Corners Property Trust, Inc.	11,888	349,626
Franklin Street Properties Corp.	15,870	94,427
Getty Realty Corp.	6,287	201,750
Gladstone Commercial Corp.	5,823	150,059
Gladstone Land Corp.	4,809	162,352
Global Medical REIT, Inc.	9,506	168,732
Global Net Lease, Inc.	15,867	242,448
Healthcare Realty Trust, Inc.	22,437	709,907
Hersha Hospitality Trust*	4,795	43,970
Independence Realty Trust, Inc.	16,205	418,575
Indus Realty Trust, Inc.	910	73,765
Industrial Logistics Properties Trust	10,106	253,155
Innovative Industrial Properties, Inc. (a)	3,626	953,312
iStar, Inc. (a)	10,222	264,034
Kite Realty Group Trust	33,102	720,962
LTC Properties, Inc.	5,899	201,392
LXP Industrial Trust	42,478	663,506
Monmouth Real Estate Investment Corp.	14,735	309,582
National Health Investors, Inc.	6,673	383,497
National Storage Affiliates Trust	12,439	860,779
NETSTREIT Corp.	6,114	140,011
NexPoint Residential Trust, Inc.	3,429	287,453
Office Properties Income Trust	7,214	179,196
One Liberty Properties, Inc.	2,425	85,554
Outfront Media, Inc.	22,411	601,063
Paramount Group, Inc.	28,882	240,876
Pebblebrook Hotel Trust	19,887	444,872
Phillips Edison & Co., Inc. (a)	2,758	91,124
Physicians Realty Trust	33,542	631,596
Piedmont Office Realty Trust, Inc. "A"	19,147	351,922
Plymouth Industrial REIT, Inc.	4,846	155,072
Postal Realty Trust, Inc. "A"	1,871	37,046
PotlatchDeltic Corp.	10,141	610,691
Preferred Apartment Communities, Inc.	7,967	143,884
PS Business Parks, Inc.	3,073	565,954
Retail Opportunity Investments Corp.	18,075	354,270
Retail Value, Inc.	2,634	16,910
RLJ Lodging Trust	25,305	352,499
RPT Realty	12,665	169,458
The accompanying notes are an integral part of the financial statements.
28 |	DWS Small Cap Index VIP

	Shares	Value ($)
Ryman Hospitality Properties, Inc.*	8,231	756,923
Sabra Health Care REIT, Inc.	34,835	471,666
Safehold, Inc.	3,196	255,201
Saul Centers, Inc.	1,829	96,974
Seritage Growth Properties "A"* (a)	5,449	72,308
Service Properties Trust	25,508	224,215
SITE Centers Corp.	26,254	415,601
STAG Industrial, Inc.	26,913	1,290,748
Summit Hotel Properties, Inc.*	15,986	156,023
Sunstone Hotel Investors, Inc.*	33,271	390,269
Tanger Factory Outlet Centers, Inc. (a)	15,775	304,142
Terreno Realty Corp.	11,232	957,977
The GEO Group, Inc. (a)	18,122	140,446
The Macerich Co. (a)	32,940	569,203
UMH Properties, Inc.	6,508	177,864
Uniti Group, Inc.	29,936	419,403
Universal Health Realty Income Trust	1,912	113,707
Urban Edge Properties	17,575	333,925
Urstadt Biddle Properties, Inc. "A"	4,590	97,767
Veris Residential, Inc.*	13,409	246,457
Washington Real Estate Investment Trust	13,057	337,523
Whitestone REIT	6,984	70,748
Xenia Hotels & Resorts, Inc.*	17,418	315,440
		30,355,253
Real Estate Management & Development 0.7%
Cushman & Wakefield PLC*	21,285	473,378
eXp World Holdings, Inc. (a)	9,680	326,119
Fathom Holdings, Inc.*	795	16,266
Forestar Group, Inc.*	2,712	58,986
FRP Holdings, Inc.*	975	56,355
Kennedy-Wilson Holdings, Inc.	18,095	432,109
Marcus & Millichap, Inc.*	3,644	187,520
Newmark Group, Inc. "A"	23,035	430,755
Rafael Holdings, Inc. "B"*	1,432	7,303
RE/MAX Holdings, Inc. "A"	2,916	88,909
Realogy Holdings Corp.*	17,796	299,151
Redfin Corp.* (a)	15,723	603,606
Tejon Ranch Co.*	3,265	62,296
The RMR Group, Inc. "A"	2,384	82,677
The St. Joe Co.	5,136	267,329
		3,392,759
Utilities 2.6%
Electric Utilities 0.6%
ALLETE, Inc.	8,078	535,975
MGE Energy, Inc.	5,518	453,855
	Shares	Value ($)
Otter Tail Corp.	6,329	452,017
PNM Resources, Inc.	13,155	600,000
Portland General Electric Co.	13,773	728,867
Via Renewables, Inc.	2,030	23,203
		2,793,917
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A" (a)	9,435	644,033
Chesapeake Utilities Corp.	2,605	379,835
New Jersey Resources Corp.	14,875	610,767
Northwest Natural Holding Co.	4,578	223,315
ONE Gas, Inc.	8,079	626,850
South Jersey Industries, Inc.	15,833	413,558
Southwest Gas Holdings, Inc.*	9,182	643,199
Spire, Inc.	7,763	506,303
		4,047,860
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Inc. "A"	5,403	180,893
Clearway Energy, Inc. "C"	12,540	451,816
Ormat Technologies, Inc. (a)	6,984	553,831
Sunnova Energy International, Inc.*	13,312	371,671
		1,558,211
Multi-Utilities 0.4%
Avista Corp.	10,692	454,303
Black Hills Corp.	9,678	682,976
NorthWestern Corp.	7,978	456,023
Unitil Corp.	2,299	105,731
		1,699,033
Water Utilities 0.4%
American States Water Co.	5,683	587,849
Artesian Resources Corp. "A"	1,330	61,619
Cadiz, Inc.*	2,735	10,557
California Water Service Group	7,931	569,922
Global Water Resources, Inc.	2,087	35,688
Middlesex Water Co.	2,624	315,667
Pure Cycle Corp.*	3,151	46,005
SJW Group	4,177	305,756
York Water Co.	2,056	102,348
		2,035,411
Total Common Stocks (Cost $341,993,375)		454,832,052
Rights 0.0%
Health Care
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $355)		353
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 29

	Shares	Value ($)
Warrants 0.0%
Energy
Nabors Industries Ltd., Expiration Date 6/11/2026* (Cost $0)	450	1,679
	Principal Amount ($)	Value ($)
Corporate Bonds 0.0%
Financials
GAMCO Investors, Inc., Step-Up Coupon, 4.0% to 06/15/2022, 5.0% to 06/15/2023 (Cost $1,000)	1,000	990
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.038% (c), 1/27/2022 (Cost $1,519,959)	1,520,000	1,519,972
	Shares	Value ($)
Securities Lending Collateral 8.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $40,582,540)	40,582,540	40,582,540
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $11,652,393)	11,652,393	11,652,393
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $395,749,622)	108.4	508,589,979
Other Assets and Liabilities, Net	(8.4)	(39,352,889)
Net Assets	100.0	469,237,090
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 8.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
21,733,499	18,849,041 (f)	—	—	—	228,125	—	40,582,540	40,582,540
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.05% (d)
1,628,225	116,473,539	106,449,371	—	—	3,231	—	11,652,393	11,652,393
23,361,724	135,322,580	106,449,371	—	—	231,356	—	52,234,933	52,234,933
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $40,072,032, which is 8.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,864,058.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At December 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	3/18/2022	121	13,415,025	13,568,940	153,915
Currency Abbreviation(s)

USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
30 |	DWS Small Cap Index VIP

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 454,832,052	$ —	$ —	$ 454,832,052
Rights	—	—	353	353
Warrants	1,679	—	—	1,679
Corporate Bonds	—	990	—	990
Government & Agency Obligations	—	1,519,972	—	1,519,972
Short-Term Investments (a)	52,234,933	—	—	52,234,933
Derivatives (b)
Futures Contracts	153,915	—	—	153,915
Total	$ 507,222,579	$1,520,962	$353	$ 508,743,894
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 31

Statement of Assets and Liabilities
as of December 31, 2021

Assets
Investments in non-affiliated securities, at value (cost $343,514,689) — including $40,072,032 of securities loaned	$ 456,355,046
Investment in DWS Government & Agency Securities Portfolio (cost $40,582,540)*	40,582,540
Investment in DWS Central Cash Management Government Fund (cost $11,652,393)	11,652,393
Cash	18,425
Receivable for investments sold	477,163
Receivable for Fund shares sold	729,166
Dividends receivable	362,044
Interest receivable	13,722
Other assets	7,838
Total assets	510,198,337
Liabilities
Payable upon return of securities loaned	40,582,540
Payable for investments purchased	45,358
Payable for Fund shares redeemed	63,221
Payable for variation margin on futures contracts	24,762
Accrued management fee	102,439
Accrued Trustees' fees	4,170
Other accrued expenses and payables	138,757
Total liabilities	40,961,247
Net assets, at value	$ 469,237,090
Net Assets Consist of
Distributable earnings (loss)	173,639,702
Paid-in capital	295,597,388
Net assets, at value	$ 469,237,090
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($425,942,723 ÷ 22,857,220 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 18.63
Class B
Net Asset Value, offering and redemption price per share ($43,294,367 ÷ 2,324,391 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 18.63
*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,864,058.
Statement of Operations
for the year ended December 31, 2021

Investment Income
Income:
Dividends (net of foreign taxes withheld of $6,818)	$ 4,790,327
Interest	843
Income distributions — DWS Central Cash Management Government Fund	3,231
Securities lending income, net of borrower rebates	228,125
Total income	5,022,526
Expenses:
Management fee	1,542,103
Administration fee	450,572
Services to shareholders	3,272
Record keeping fee (Class B)	17,675
Distribution service fee (Class B)	105,471
Custodian fee	28,320
Professional fees	67,482
Reports to shareholders	44,770
Trustees' fees and expenses	17,297
Other	21,812
Total expenses before expense reductions	2,298,774
Expense reductions	(368,033)
Total expenses after expense reductions	1,930,741
Net investment income	3,091,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	65,310,777
Futures	(59,141)
65,251,636
Change in net unrealized appreciation (depreciation) on:
Investments	(9,626,071)
Futures	88,310
(9,537,761)
Net gain (loss)	55,713,875
Net increase (decrease) in net assets resulting from operations	$58,805,660

The accompanying notes are an integral part of the financial statements.
32 |	DWS Small Cap Index VIP

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 3,091,785	$ 3,304,892
Net realized gain (loss)	65,251,636	24,331,163
Change in net unrealized appreciation (depreciation)	(9,537,761)	44,444,817
Net increase (decrease) in net assets resulting from operations	58,805,660	72,080,872
Distributions to shareholders:
Class A	(27,860,902)	(36,874,155)
Class B	(2,609,130)	(3,407,812)
Total distributions	(30,470,032)	(40,281,967)
Fund share transactions:
Class A
Proceeds from shares sold	98,120,413	97,628,393
Reinvestment of distributions	27,860,902	36,874,155
Payments for shares redeemed	(112,716,499)	(129,334,937)
Net increase (decrease) in net assets from Class A share transactions	13,264,816	5,167,611
Class B
Proceeds from shares sold	9,013,498	4,372,633
Reinvestment of distributions	2,609,130	3,407,812
Payments for shares redeemed	(8,406,842)	(6,383,154)
Net increase (decrease) in net assets from Class B share transactions	3,215,786	1,397,291
Increase (decrease) in net assets	44,816,230	38,363,807
Net assets at beginning of period	424,420,860	386,057,053
Net assets at end of period	$ 469,237,090	$ 424,420,860

Other Information
Class A
Shares outstanding at beginning of period	22,246,452	20,802,116
Shares sold	5,142,943	7,293,317
Shares issued to shareholders in reinvestment of distributions	1,466,363	3,475,415
Shares redeemed	(5,998,538)	(9,324,396)
Net increase (decrease) in Class A shares	610,768	1,444,336
Shares outstanding at end of period	22,857,220	22,246,452
Class B
Shares outstanding at beginning of period	2,154,282	1,943,200
Shares sold	474,075	340,656
Shares issued to shareholders in reinvestment of distributions	137,106	320,584
Shares redeemed	(441,072)	(450,158)
Net increase (decrease) in Class B shares	170,109	211,082
Shares outstanding at end of period	2,324,391	2,154,282
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 33

Financial Highlights
DWS Small Cap Index VIP — Class A
	Years Ended December 31,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$17.39	$16.97	$14.97	$18.29	$16.78
Income (loss) from investment operations:
Net investment income[a]	.13	.14	.17	.19	.17
Net realized and unrealized gain (loss)	2.41	2.03	3.49	(2.06)	2.16
Total from investment operations	2.54	2.17	3.66	(1.87)	2.33
Less distributions from:
Net investment income	(.16)	(.17)	(.18)	(.18)	(.17)
Net realized gains	(1.14)	(1.58)	(1.48)	(1.27)	(.65)
Total distributions	(1.30)	(1.75)	(1.66)	(1.45)	(.82)
Net asset value, end of period	$18.63	$17.39	$16.97	$14.97	$18.29
Total Return (%)[b]	14.50	19.43	25.22	(11.23)	14.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	426	387	353	308	360
Ratio of expenses before expense reductions (%)[c]	.47	.50	.53	.51	.51
Ratio of expenses after expense reductions (%)[c]	.39	.39	.39	.41	.44
Ratio of net investment income (%)	.69	.99	1.04	1.03	1.00
Portfolio turnover rate (%)	26	23	22	17	15
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.
34 |	DWS Small Cap Index VIP

DWS Small Cap Index VIP — Class B
	Years Ended December 31,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$17.39	$16.97	$14.97	$18.28	$16.77
Income (loss) from investment operations:
Net investment income[a]	.08	.10	.12	.14	.13
Net realized and unrealized gain (loss)	2.41	2.04	3.49	(2.05)	2.15
Total from investment operations	2.49	2.14	3.61	(1.91)	2.28
Less distributions from:
Net investment income	(.11)	(.14)	(.13)	(.13)	(.12)
Net realized gains	(1.14)	(1.58)	(1.48)	(1.27)	(.65)
Total distributions	(1.25)	(1.72)	(1.61)	(1.40)	(.77)
Net asset value, end of period	$18.63	$17.39	$16.97	$14.97	$18.28
Total Return (%)[b]	14.18	19.09	24.87	(11.42)	14.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	37	33	28	35
Ratio of expenses before expense reductions (%)[c]	.76	.79	.81	.80	.78
Ratio of expenses after expense reductions (%)[c]	.67	.66	.65	.67	.70
Ratio of net investment income (%)	.42	.71	.76	.77	.76
Portfolio turnover rate (%)	26	23	22	17	15
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 35

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or
36 |	DWS Small Cap Index VIP

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of December 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 40,582,496	$ —	$ 45,510	$ 1,818,548	$ 42,446,554
Rights	44	—	—	—	44
Total Borrowings	$ 40,582,540	$ —	$ 45,510	$ 1,818,548	$ 42,446,598
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$ 42,446,598
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the
DWS Small Cap Index VIP	| 37

United States of America. These differences primarily relate to income received from passive foreign investment companies, investments in futures contracts, certain securities sold at a loss, and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2021, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$ 9,340,236
Undistributed long-term capital gains	$ 58,223,175
Net unrealized appreciation (depreciation) on investments	$ 105,932,350
At December 31, 2021, the aggregate cost of investments for federal income tax purposes was $402,657,629. The net unrealized appreciation for all investments based on tax cost was $105,932,350. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $157,496,708 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $51,564,358.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2021	2020
Distributions from ordinary income*	$ 6,391,312	$ 5,574,246
Distributions from long-term capital gains	$ 24,078,720	$ 34,707,721
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2021, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the
38 |	DWS Small Cap Index VIP

futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2021, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,752,000 to $14,855,000.
The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 153,915
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (59,141)
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ 88,310
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Purchases and Sales of Securities
During the year ended December 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $118,358,979 and $139,367,306, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Prior to Octorber 1, 2021, under the Investment Management Agreement with the Advisor, the Fund paid the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.
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Effective October 1, 2021, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2021 through September 30, 2022 (through April 30, 2022 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.39%
Class B	.67%
For the year ended December 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 329,940
Class B	38,093
$ 368,033
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2021, the Administration Fee was $450,572, of which $37,904 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2021, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2021
Class B	$ 105,471	$ 9,058
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2021
Class A	$ 1,445	$ 246
Class B	283	48
	$ 1,728	$ 294
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $5,840, of which $367 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its
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proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.	Ownership of the Fund
At December 31, 2021, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 36%, 15%, 12% and 10%, respectively. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 36%, 20%, 19% and 13%, respectively.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2021.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the years ended December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 15, 2022
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Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021 to December 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/21	$ 974.90	$ 973.90
Expenses Paid per $1,000*	$ 1.94	$ 3.33
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/21	$ 1,023.24	$ 1,021.83
Expenses Paid per $1,000*	$ 1.99	$ 3.41
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.67%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
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Tax Information	(Unaudited)
The Fund paid distributions of $1.03 per share from net long-term capital gains during its year ended December 31, 2021.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $64,099,000 as capital gain dividends for its year ended December 31, 2021.
For corporate shareholders, 47% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2021, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
44 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,
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for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board
46 |	DWS Small Cap Index VIP

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
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Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
48 |	DWS Small Cap Index VIP

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021)	70	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present)
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Small Cap Index VIP	| 49

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	DWS Americas Head of Anti-Financial Crime and AML Officer, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
50 |	DWS Small Cap Index VIP

Notes

vit-scif-2 (R-025818-11 2/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Small Cap INdex VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2021	$38,433	$0	$8,316	$0
2020	$38,433	$0	$8,316	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2021	$0	$461,717	$0
2020	$0	$650,763	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2021	$8,316	$461,717	$0	$470,033
2020	$8,316	$650,763	$0	$659,079

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2020 and 2021 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2022